AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 87.5%
Common Stocks — 64.1%
Aerospace & Defense — 1.6%
AAR Corp.	7,200	$ 296,712
Aerojet Rocketdyne Holdings, Inc.*(a)	17,100	863,721
Airbus SE (France)	78,114	10,141,456
Arconic, Inc.	1,802,100	46,854,600
BAE Systems PLC (United Kingdom)	399,923	2,797,144
Curtiss-Wright Corp.	138,000	17,853,060
Dassault Aviation SA (France)	936	1,327,212
General Dynamics Corp.	135,400	24,741,642
Korea Aerospace Industries Ltd. (South Korea)	1,913	62,584
Lockheed Martin Corp.	144,100	56,207,646
Meggitt PLC (United Kingdom)	97,386	756,820
Moog, Inc. (Class A Stock)	18,900	1,533,168
MTU Aero Engines AG (Germany)	59,901	15,941,865
QinetiQ Group PLC (United Kingdom)	363,026	1,287,430
Safran SA (France)	41,047	6,463,210
Spirit AeroSystems Holdings, Inc. (Class A Stock)	293,100	24,104,544
Teledyne Technologies, Inc.*	65,000	20,929,350
United Technologies Corp.	419,800	57,311,096
Vectrus, Inc.*	42,100	1,711,365
		291,184,625
Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	240,103	8,022,142
Hub Group, Inc. (Class A Stock)*	96,100	4,468,650
Hyundai Glovis Co. Ltd. (South Korea)	488	63,682
Maruwa Unyu Kikan Co. Ltd. (Japan)	10,000	249,264
Royal Mail PLC (United Kingdom)	812,750	2,108,957
XPO Logistics, Inc.*(a)	167,900	12,016,603
Yunda Holding Co. Ltd. (China) (Class A Stock)	14,500	69,944
		26,999,242
Airlines — 0.2%
Air Canada (Canada)*	108,100	3,525,683
Deutsche Lufthansa AG (Germany)	397,946	6,325,215
InterGlobe Aviation Ltd. (India), 144A	2,396	63,921
JetBlue Airways Corp.*(a)	1,002,700	16,795,225
Turk Hava Yollari AO (Turkey)*	807,108	1,772,771
United Airlines Holdings, Inc.*	25,700	2,272,137
		30,754,952
Auto Components — 0.2%
AB Dynamics PLC (United Kingdom)	28,933	785,543
Cie Generale des Etablissements Michelin SCA (France)	13,536	1,509,744
Dana, Inc.	960,100	13,863,844
Delphi Technologies PLC	171,400	2,296,760
Faurecia SE (France)	26,770	1,271,141
Gentex Corp.	83,000	2,285,405
Goodyear Tire & Rubber Co. (The)	752,600	10,841,203
Hankook Tire & Technology Co. Ltd. (South Korea)	9,808	264,670
Hyundai Mobis Co. Ltd. (South Korea)	6,321	1,334,814
Modine Manufacturing Co.*	24,300	276,291
	Shares	Value
Common Stocks (continued)
Auto Components (cont’d.)
Nissin Kogyo Co. Ltd. (Japan)	114,700	$ 1,614,875
Press Kogyo Co. Ltd. (Japan)	93,600	392,430
Showa Corp. (Japan)	84,800	1,229,335
Toyota Industries Corp. (Japan)	18,400	1,061,750
TS Tech Co. Ltd. (Japan)	91,600	2,804,617
		41,832,422
Automobiles — 0.6%
Ferrari NV (Italy)	15,215	2,352,204
Fiat Chrysler Automobiles NV (United Kingdom)	1,087,307	14,086,019
Ford Motor Co.	3,897,700	35,702,932
Ford Otomotiv Sanayi A/S (Turkey)	2,669	28,100
General Motors Co.	593,900	22,259,372
Hyundai Motor Co. (South Korea)	7,422	832,566
Kia Motors Corp. (South Korea)	80,769	3,084,641
Peugeot SA (France)	751,663	18,747,716
Piaggio & C SpA (Italy)	372,679	1,104,440
Renault SA (France)	25,505	1,463,753
Subaru Corp. (Japan)	80,200	2,272,181
Thor Industries, Inc.(a)	63,800	3,613,632
Toyota Motor Corp. (Japan)	88,800	5,960,534
Volkswagen AG (Germany)	4,487	770,710
		112,278,800
Banks — 4.0%
77 Bank Ltd. (The) (Japan)	28,200	419,953
Akbank T.A.S. (Turkey)*	586,367	845,182
Ameris Bancorp	26,900	1,082,456
AMMB Holdings Bhd (Malaysia)	342,200	338,789
Associated Banc-Corp.	552,700	11,192,175
Banco Bilbao Vizcaya Argentaria SA (Spain)	2,070,500	10,790,738
Banco Bradesco SA (Brazil)	28,776	217,260
Banco de Chile (Chile)	770,156	107,842
Banco do Brasil SA (Brazil)	165,200	1,813,047
Banco Macro SA (Argentina), ADR	12,434	323,533
Banco Santander Brasil SA (Brazil), UTS	97,500	1,066,764
Bancolombia SA (Colombia)	6,324	71,272
Bancorp, Inc. (The)*	94,300	933,570
Bank Leumi Le-Israel BM (Israel)	868,148	6,177,079
Bank of America Corp.	3,559,600	103,833,532
Bank of China Ltd. (China) (Class H Stock)	3,982,000	1,567,805
Bank of Communications Co. Ltd. (China) (Class H Stock)	2,578,000	1,684,130
Bank of Hangzhou Co. Ltd. (China) (Class A Stock)	59,612	70,528
Bank of Jiangsu Co. Ltd. (China) (Class A Stock)	79,200	74,400
Bank of Nanjing Co. Ltd. (China) (Class A Stock)	64,000	76,978
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	98,300	2,913,612
Bank OZK(a)	55,700	1,518,939
Barclays PLC (United Kingdom)	6,364,893	11,745,544
BAWAG Group AG (Austria), 144A*	75,668	2,990,535
A1

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Berkshire Hills Bancorp, Inc.	42,800	$ 1,253,612
BNK Financial Group, Inc. (South Korea)	256,256	1,541,585
BNP Paribas SA (France)	268,673	13,085,654
Boston Private Financial Holdings, Inc.	36,400	424,242
Cadence BanCorp(a)	271,100	4,755,094
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	3,374,000	1,800,479
China Construction Bank Corp. (China) (Class H Stock)	3,417,000	2,604,290
China Everbright Bank Co. Ltd. (China) (Class H Stock)	588,000	250,893
China Merchants Bank Co. Ltd. (China) (Class H Stock)	154,000	734,593
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	3,332,700	2,267,681
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	1,974,000	1,052,888
CIT Group, Inc.	276,000	12,505,560
Citigroup, Inc.	1,039,800	71,829,384
Citizens Financial Group, Inc.	182,100	6,440,877
Commercial Bank PSQC (The) (Qatar)	48,939	57,750
Credicorp Ltd. (Peru)	1,600	333,504
Credit Agricole SA (France)	223,343	2,711,778
Customers Bancorp, Inc.*	62,400	1,294,176
DBS Group Holdings Ltd. (Singapore)	339,100	6,136,181
DNB ASA (Norway)	656,247	11,557,466
Eagle Bancorp, Inc.	26,400	1,177,968
East West Bancorp, Inc.	510,045	22,589,893
Enterprise Financial Services Corp.	38,600	1,572,950
Financial Institutions, Inc.	27,400	826,932
First Bancorp	33,200	1,191,880
First BanCorp. (Puerto Rico)	377,600	3,768,448
First Commonwealth Financial Corp.	39,700	527,216
First Financial Corp.	6,200	269,514
First Horizon National Corp.	665,300	10,777,860
First Midwest Bancorp, Inc.(a)	61,100	1,190,228
FNB Corp.	1,307,500	15,075,475
Great Southern Bancorp, Inc.	12,200	694,790
Hachijuni Bank Ltd. (The) (Japan)	298,000	1,221,517
Hana Financial Group, Inc. (South Korea)	187,964	5,545,312
Hancock Whitney Corp.	484,700	18,561,587
Hanmi Financial Corp.	58,500	1,098,630
Heartland Financial USA, Inc.	34,700	1,552,478
Heritage Commerce Corp.	22,300	262,137
Hilltop Holdings, Inc.	145,500	3,475,995
Hokuhoku Financial Group, Inc. (Japan)	20,000	194,228
HSBC Holdings PLC (United Kingdom)	944,012	7,243,881
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	195,000	131,738
IBERIABANK Corp.	66,800	5,046,072
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	2,659,000	1,782,255
Industrial Bank Co. Ltd. (China) (Class A Stock)	49,400	121,345
Industrial Bank of Korea (South Korea)	335,448	3,703,754
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
International Bancshares Corp.	106,700	$ 4,120,754
Israel Discount Bank Ltd. (Israel) (Class A Stock)	2,475,672	10,877,670
Japan Post Bank Co. Ltd. (Japan)	51,900	504,792
JPMorgan Chase & Co.	344,500	40,544,205
KB Financial Group, Inc. (South Korea)	70,626	2,525,585
Komercni banka A/S (Czech Republic)	6,563	221,961
Krung Thai Bank PCL (Thailand)	1,640,600	922,700
MCB Bank Ltd. (Pakistan)	20,700	22,496
Metropolitan Bank Holding Corp.*	11,800	464,094
MidWestOne Financial Group, Inc.	15,700	479,164
Mitsubishi UFJ Financial Group, Inc. (Japan)	3,887,400	19,800,388
Mizrahi Tefahot Bank Ltd. (Israel)	17,442	433,678
Nishi-Nippon Financial Holdings, Inc. (Japan)	262,800	1,851,606
North Pacific Bank Ltd. (Japan)	118,000	251,555
OFG Bancorp (Puerto Rico)	159,400	3,490,860
OTP Bank Nyrt (Hungary)	5,607	233,434
PacWest Bancorp	495,000	17,988,300
Ping An Bank Co. Ltd. (China) (Class A Stock)	47,300	103,234
Pinnacle Financial Partners, Inc.	160,400	9,102,700
Popular, Inc. (Puerto Rico)	27,600	1,492,608
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	2,113,000	1,291,599
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	106,200	1,041,724
Preferred Bank	28,200	1,477,116
QCR Holdings, Inc.	20,600	782,388
Raiffeisen Bank International AG (Austria)	94,557	2,196,435
Renasant Corp.(a)	25,000	875,250
Republic Bancorp, Inc. (Class A Stock)	10,000	434,500
Resona Holdings, Inc. (Japan)	1,001,200	4,314,018
RHB Bank Bhd (Malaysia)	267,500	360,869
Sandy Spring Bancorp, Inc.	28,100	947,251
Sberbank of Russia PJSC (Russia)	282,090	991,569
Sberbank of Russia PJSC (Russia), ADR	92,641	1,313,470
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)	73,300	121,546
Shinhan Financial Group Co. Ltd. (South Korea)	97,360	3,402,095
Shinsei Bank Ltd. (Japan)	20,300	296,532
Signature Bank	6,200	739,164
Simmons First National Corp. (Class A Stock)	179,400	4,467,060
SinoPac Financial Holdings Co. Ltd. (Taiwan)	441,000	172,074
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	1,545,168	14,205,583
Societe Generale SA (France)	98,111	2,690,331
SpareBank 1 SMN (Norway)	154,470	1,673,553
SpareBank 1 SR-Bank ASA (Norway)	203,298	2,216,713
Standard Bank Group Ltd. (South Africa)	33,302	384,159
Sterling Bancorp	266,700	5,350,002

A2

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Sumitomo Mitsui Financial Group, Inc. (Japan)	524,900	$ 18,006,963
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	223,500	8,102,367
TCF Financial Corp.	109,400	4,164,858
Texas Capital Bancshares, Inc.*	277,100	15,143,515
Triumph Bancorp, Inc.*(a)	34,000	1,084,260
Turkiye Garanti Bankasi A/S (Turkey)*	450,103	815,653
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)*	1,474,345	1,639,681
Umpqua Holdings Corp.	453,800	7,469,548
United Overseas Bank Ltd. (Singapore)	160,100	2,972,729
Veritex Holdings, Inc.	25,000	606,625
VTB Bank PJSC (Russia)	3,927,350,000	2,579,861
Wells Fargo & Co.	850,500	42,899,220
Wintrust Financial Corp.	308,900	19,964,207
Woori Financial Group, Inc. (South Korea)	173,842	1,811,262
Yamaguchi Financial Group, Inc. (Japan)	129,100	891,752
		709,426,719
Beverages — 0.9%
Ambev SA (Brazil)	175,500	810,985
Asahi Group Holdings Ltd. (Japan)	49,900	2,479,093
C&C Group PLC (Ireland)	59,311	268,150
Carlsberg A/S (Denmark) (Class B Stock)	13,990	2,068,212
Cia Cervecerias Unidas SA (Chile)	54,001	603,228
Coca-Cola Co. (The)	1,151,300	62,676,772
Coca-Cola European Partners PLC (United Kingdom)	293,100	16,252,395
Coca-Cola HBC AG (Switzerland)*	100,534	3,280,378
Coca-Cola Icecek A/S (Turkey)	11,257	67,252
Diageo PLC (United Kingdom)	348,958	14,262,215
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	1,700	24,737
Keurig Dr. Pepper, Inc.(a)	1,069,600	29,221,472
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	1,800	289,751
Luzhou Laojiao Group Co. Ltd. (China) (Class A Stock)	2,600	31,006
National Beverage Corp.(a)	33,100	1,468,316
PepsiCo, Inc.	137,018	18,785,168
Royal Unibrew A/S (Denmark)	6,806	561,515
Stock Spirits Group PLC (United Kingdom)	344,220	984,240
Wuliangye Yibin Co. Ltd. (China) (Class A Stock)	7,700	139,757
		154,274,642
Biotechnology — 1.3%
AbbVie, Inc.	342,800	25,956,816
ACADIA Pharmaceuticals, Inc.*	156,300	5,625,237
Alexion Pharmaceuticals, Inc.*	119,500	11,703,830
AMAG Pharmaceuticals, Inc.*(a)	173,300	2,001,615
Anika Therapeutics, Inc.*(a)	66,100	3,628,229
Athenex, Inc.*(a)	41,800	508,497
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Audentes Therapeutics, Inc.*	28,200	$ 792,138
Biogen, Inc.*	174,300	40,580,526
BioSpecifics Technologies Corp.*	26,700	1,428,984
Catalyst Pharmaceuticals, Inc.*(a)	362,700	1,925,937
Concert Pharmaceuticals, Inc.*	90,500	532,140
CytomX Therapeutics, Inc.*	162,300	1,197,774
Eagle Pharmaceuticals, Inc.*(a)	27,900	1,578,303
Emergent BioSolutions, Inc.*	30,900	1,615,452
Exelixis, Inc.*	1,135,200	20,076,012
FibroGen, Inc.*	110,400	4,082,592
Gilead Sciences, Inc.	762,300	48,314,574
Incyte Corp.*	44,700	3,318,081
Kura Oncology, Inc.*(a)	18,000	273,060
OPKO Health, Inc.*(a)	161,100	336,699
PTC Therapeutics, Inc.*	49,400	1,670,708
Regeneron Pharmaceuticals, Inc.*	34,000	9,431,600
Repligen Corp.*	20,500	1,572,145
Retrophin, Inc.*	170,000	1,970,300
United Therapeutics Corp.*	198,800	15,854,300
Vanda Pharmaceuticals, Inc.*	257,900	3,424,912
Veracyte, Inc.*	178,600	4,286,400
Vertex Pharmaceuticals, Inc.*	151,600	25,684,072
		239,370,933
Building Products — 0.4%
Advanced Drainage Systems, Inc.	15,300	493,731
American Woodmark Corp.*	29,000	2,578,390
Builders FirstSource, Inc.*	114,100	2,347,608
Bunka Shutter Co. Ltd. (Japan)	24,600	211,176
Cie de Saint-Gobain (France)	61,539	2,416,273
Continental Building Products, Inc.*	65,300	1,782,037
Cornerstone Building Brands, Inc.*	144,300	873,015
Geberit AG (Switzerland)	1,551	740,255
Griffon Corp.	20,800	436,176
JELD-WEN Holding, Inc.*	23,800	459,102
Johnson Controls International PLC	1,004,100	44,069,949
Lindab International AB (Sweden)	39,484	402,807
Owens Corning	110,500	6,983,600
PGT Innovations, Inc.*	71,300	1,231,351
Quanex Building Products Corp.(a)	17,100	309,168
Resideo Technologies, Inc.*	532,283	7,638,261
Sanwa Holdings Corp. (Japan)	23,600	265,293
Universal Forest Products, Inc.	138,800	5,535,344
		78,773,536
Capital Markets — 1.7%
3i Group PLC (United Kingdom)	1,110,329	15,906,400
Affiliated Managers Group, Inc.	290,600	24,221,510
Ameriprise Financial, Inc.	191,300	28,140,230
Amundi SA (France), 144A	7,569	528,105
Azimut Holding SpA (Italy)	272,529	5,122,018
B3 SA - Brasil Bolsa Balcao (Brazil)	632,900	6,674,852
Banca Generali SpA (Italy)	7,406	228,826
Banco BTG Pactual SA (Brazil), UTS	5,400	76,082
Brightsphere Investment Group, Inc.	248,300	2,460,653
Donnelley Financial Solutions, Inc.*	90,400	1,113,728
Evercore, Inc. (Class A Stock)	90,200	7,225,020

A3

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Founder Securities Co. Ltd. (China) (Class A Stock)	27,100	$ 26,107
Goldman Sachs Group, Inc. (The)	222,100	46,025,783
Hargreaves Lansdown PLC (United Kingdom)	34,042	869,083
Intermediate Capital Group PLC (United Kingdom)	294,834	5,272,168
INTL. FCStone, Inc.*	2,400	98,544
Invesco Ltd.(a)	130,900	2,217,446
Investec PLC (South Africa)	118,001	606,698
Jafco Co. Ltd. (Japan)	5,900	224,646
Janus Henderson Group PLC (United Kingdom)(a)	725,300	16,290,238
Korea Investment Holdings Co. Ltd. (South Korea)	1,041	65,662
Legg Mason, Inc.	137,100	5,235,849
London Stock Exchange Group PLC (United Kingdom)	63,295	5,689,281
LPL Financial Holdings, Inc.	290,700	23,808,330
Magellan Financial Group Ltd. (Australia)	360,048	12,514,087
Man Group PLC (United Kingdom)	194,846	418,285
Morgan Stanley	1,015,500	43,331,385
NH Investment & Securities Co. Ltd. (South Korea)	3,505	37,309
Reinet Investments SCA (Luxembourg)	3,972	71,827
Samsung Securities Co. Ltd. (South Korea)	1,763	52,176
SEI Investments Co.	33,700	1,996,894
Singapore Exchange Ltd. (Singapore)	1,169,000	7,168,313
Stifel Financial Corp.	547,700	31,427,026
Virtus Investment Partners, Inc.	6,600	729,762
Waddell & Reed Financial, Inc. (Class A Stock)(a)	69,400	1,192,292
Yuanta Financial Holding Co. Ltd. (Taiwan)	3,226,000	1,922,789
		298,989,404
Chemicals — 1.2%
ADEKA Corp. (Japan)	119,500	1,490,652
AdvanSix, Inc.*	17,300	444,956
Air Liquide SA (France)	13,752	1,959,145
Air Water, Inc. (Japan)	19,100	343,517
Arkema SA (France)	130,849	12,201,396
Asian Paints Ltd. (India)	42,659	1,062,507
Cabot Corp.	173,600	7,867,552
CF Industries Holdings, Inc.	513,700	25,274,040
Dow, Inc.	93,300	4,445,745
DuPont de Nemours, Inc.	512,800	36,567,768
Elkem ASA (Norway), 144A	688,439	1,678,685
Huntsman Corp.	502,500	11,688,150
Indorama Ventures PCL (Thailand)	97,822	104,170
Innospec, Inc.	1,900	169,366
Ishihara Sangyo Kaisha Ltd. (Japan)	60,700	552,109
Israel Chemicals Ltd. (Israel)	88,762	440,866
Kaneka Corp. (Japan)	12,600	394,960
Koppers Holdings, Inc.*	64,100	1,872,361
Kronos Worldwide, Inc.(a)	73,800	912,906
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Kumho Petrochemical Co. Ltd. (South Korea)	1,722	$ 103,424
Kureha Corp. (Japan)	32,700	1,961,354
Lintec Corp. (Japan)	71,400	1,420,808
LyondellBasell Industries NV (Class A Stock)	181,300	16,220,911
Mitsubishi Gas Chemical Co., Inc. (Japan)	21,600	290,604
Nippon Paint Holdings Co. Ltd. (Japan)	18,900	992,478
Orica Ltd. (Australia)	49,021	745,571
Orion Engineered Carbons SA (Luxembourg)	80,800	1,350,168
PhosAgro PJSC (Russia), GDR	65,182	833,608
PolyOne Corp.	592,200	19,335,330
Scotts Miracle-Gro Co. (The)	160,500	16,342,110
Sherwin-Williams Co. (The)	9,000	4,948,830
Shin-Etsu Chemical Co. Ltd. (Japan)	45,100	4,868,610
Showa Denko KK (Japan)	286,800	7,588,652
Sumitomo Chemical Co. Ltd. (Japan)	110,400	499,243
Taiyo Nippon Sanso Corp. (Japan)	16,600	337,360
Teijin Ltd. (Japan)	51,100	986,843
Tokai Carbon Co. Ltd. (Japan)(a)	204,000	2,083,883
Tokuyama Corp. (Japan)	347,100	8,003,451
Tosoh Corp. (Japan)	33,100	442,188
Trinseo SA(a)	211,200	9,071,040
Valvoline, Inc.	453,800	9,997,214
Zhejiang Longsheng Group Co. Ltd. (China) (Class A Stock)	12,800	25,215
		217,919,746
Commercial Services & Supplies — 0.4%
ACCO Brands Corp.	191,500	1,890,105
Bravida Holding AB (Sweden), 144A	162,358	1,423,195
Brink’s Co. (The)	9,100	754,845
Central Security Patrols Co. Ltd. (Japan)	4,100	209,496
Copart, Inc.*	95,000	7,631,350
Country Garden Services Holdings Co. Ltd. (China)	57,000	164,814
Deluxe Corp.	300,600	14,777,496
G4S PLC (United Kingdom)	211,865	491,621
Herman Miller, Inc.	305,200	14,066,668
Japan Elevator Service Holdings Co. Ltd. (Japan)(a)	104,900	2,741,671
Kimball International, Inc. (Class B Stock)	15,200	293,360
Knoll, Inc.	109,100	2,765,685
Rentokil Initial PLC (United Kingdom)	232,959	1,339,719
SP Plus Corp.*	54,100	2,001,700
Steelcase, Inc. (Class A Stock)	247,200	4,548,480
Tetra Tech, Inc.	135,300	11,738,628
Toppan Printing Co. Ltd. (Japan)	35,900	638,867
UniFirst Corp.	67,700	13,209,624
		80,687,324
Communications Equipment — 0.7%
Acacia Communications, Inc.*	63,300	4,139,820
Ciena Corp.*(a)	365,000	14,318,950

A4

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Communications Equipment (cont’d.)
Cisco Systems, Inc.	1,802,800	$ 89,076,348
Comtech Telecommunications Corp.	43,400	1,410,500
Extreme Networks, Inc.*	395,000	2,873,625
NetScout Systems, Inc.*	357,700	8,248,562
		120,067,805
Construction & Engineering — 0.8%
ACS Actividades de Construccion y Servicios SA (Spain)	186,158	7,442,026
AECOM*	307,700	11,557,212
Balfour Beatty PLC (United Kingdom)	93,667	255,537
Comfort Systems USA, Inc.	22,900	1,012,867
Daelim Industrial Co. Ltd. (South Korea)	27,625	2,410,007
Daewoo Engineering & Construction Co. Ltd. (South Korea)*	37,403	151,320
Eiffage SA (France)	10,165	1,053,770
EMCOR Group, Inc.	510,500	43,964,260
Fluor Corp.	183,200	3,504,616
Fomento de Construcciones y Contratas SA (Spain)	16,493	188,597
GS Engineering & Construction Corp. (South Korea)	16,940	469,553
HDC Hyundai Development Co-Engineering & Construction (South Korea) (Class E Stock)	21,272	586,151
Kandenko Co. Ltd. (Japan)	22,300	200,367
Larsen & Toubro Ltd. (India)	11,774	245,275
MasTec, Inc.*	319,600	20,751,628
Metallurgical Corp. of China Ltd. (China) (Class H Stock)	951,000	213,534
NRW Holdings Ltd. (Australia)	1,404,981	2,207,290
Obayashi Corp. (Japan)	1,350,000	13,525,160
Obrascon Huarte Lain SA (Spain)*	299,327	346,064
Peab AB (Sweden)	24,273	215,740
Penta-Ocean Construction Co. Ltd. (Japan)	37,300	207,772
Primoris Services Corp.	12,900	252,969
Quanta Services, Inc.	271,500	10,262,700
Samsung Engineering Co. Ltd. (South Korea)*	2,050	28,911
Sanki Engineering Co. Ltd. (Japan)	90,700	1,079,073
Service Stream Ltd. (Australia)	1,080,706	1,915,803
Shanghai Construction Group Co. Ltd. (China) (Class A Stock)	84,900	40,284
Shimizu Corp. (Japan)	579,000	5,254,592
Sweco AB (Sweden) (Class B Stock)	9,218	261,550
Taisei Corp. (Japan)	44,700	1,740,408
Vinci SA (France)	56,057	6,035,398
		137,380,434
Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	470,000	2,797,148
Asia Cement Corp. (Taiwan)	54,000	75,468
Buzzi Unicem SpA (Italy)	10,149	232,902
Cemex SAB de CV (Mexico), UTS	1,789,300	696,353
	Shares	Value
Common Stocks (continued)
Construction Materials (cont’d.)
China National Building Material Co. Ltd. (China) (Class H Stock)	2,238,000	$ 2,015,952
China Resources Cement Holdings Ltd. (China)	64,000	64,288
CRH PLC (Ireland)	100,581	3,462,994
Eagle Materials, Inc.	11,600	1,044,116
Forterra PLC (United Kingdom), 144A	55,723	195,005
HeidelbergCement AG (Germany)	116,926	8,466,878
Marshalls PLC (United Kingdom)	25,390	206,333
Martin Marietta Materials, Inc.	106,100	29,082,010
Rhi Magnesita NV (India)	17,811	887,119
Taiheiyo Cement Corp. (Japan)	15,200	408,853
U.S. Concrete, Inc.*(a)	28,100	1,553,368
United States Lime & Minerals, Inc.	5,000	382,500
Vulcan Materials Co.	166,300	25,151,212
Wienerberger AG (Austria)	118,836	2,894,347
		79,616,846
Consumer Finance — 0.5%
Acom Co. Ltd. (Japan)	59,000	232,559
Ally Financial, Inc.	179,400	5,948,904
Bajaj Finance Ltd. (India)	22,208	1,270,676
Capital One Financial Corp.	537,900	48,938,142
Credit Saison Co. Ltd. (Japan)	82,600	1,113,402
Navient Corp.	1,564,700	20,028,160
Nelnet, Inc. (Class A Stock)	10,927	694,957
OneMain Holdings, Inc.	243,200	8,920,576
Samsung Card Co. Ltd. (South Korea)	889	26,124
SLM Corp.	1,159,900	10,236,118
		97,409,618
Containers & Packaging — 0.1%
Greif, Inc. (Class A Stock)	225,100	8,529,039
Klabin SA (Brazil), UTS	246,200	908,373
Owens-Illinois, Inc.	659,000	6,767,930
Rengo Co. Ltd. (Japan)	25,600	185,299
Silgan Holdings, Inc.	173,700	5,217,080
		21,607,721
Distributors — 0.3%
Core-Mark Holding Co., Inc.	126,000	4,046,490
D’ieteren SA/NV (Belgium)	5,277	286,580
Genuine Parts Co.(a)	201,800	20,097,262
LKQ Corp.*	694,100	21,829,445
Pool Corp.	21,900	4,417,230
		50,677,007
Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc.*	232,300	8,848,307
American Public Education, Inc.*	18,200	406,588
Career Education Corp.*	149,300	2,372,377
frontdoor, Inc.*	631,800	30,686,526
IDP Education Ltd. (Australia)	275,964	2,923,531
Laureate Education, Inc. (Class A Stock)*	216,900	3,595,118
New Oriental Education & Technology Group, Inc. (China), ADR*	3,500	387,660

A5

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services (cont’d.)
Service Corp. International	218,700	$ 10,456,047
WW International, Inc.*	293,200	11,088,824
		70,764,978
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	187,386	38,980,036
EXOR NV (Netherlands)	13,448	901,482
Far East Horizon Ltd. (China)	57,000	53,122
FGL Holdings	339,900	2,712,402
Grupo de Inversiones Suramericana SA (Colombia)	73,685	696,620
Haci Omer Sabanci Holding A/S (Turkey)	1,434,480	2,433,333
Industrivarden AB (Sweden) (Class C Stock)	21,799	477,244
Jefferies Financial Group, Inc.	1,386,700	25,515,280
KBC Ancora (Belgium)	5,016	223,168
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	1,226,700	7,134,615
ORIX Corp. (Japan)	45,600	682,706
REC Ltd. (India)	607,202	1,057,604
Zenkoku Hosho Co. Ltd. (Japan)	6,100	238,592
		81,106,204
Diversified Telecommunication Services — 1.2%
AT&T, Inc.(a)	2,173,108	82,230,407
ATN International, Inc.	13,800	805,506
Bharti Infratel Ltd. (India)	273,179	992,746
China Telecom Corp. Ltd. (China) (Class H Stock)	340,000	155,037
Chunghwa Telecom Co. Ltd. (Taiwan)	94,000	336,266
CITIC Telecom International Holdings Ltd. (China)	4,506,000	1,638,938
Deutsche Telekom AG (Germany)	416,514	6,989,798
Hellenic Telecommunications Organization SA (Greece)	50,066	688,791
LG Uplus Corp. (South Korea)	97,890	1,118,048
NetLink NBN Trust (Singapore), UTS	403,500	259,808
Nippon Telegraph & Telephone Corp. (Japan)	551,100	26,331,571
Telecom Italia SpA (Italy)*	6,224,248	3,557,979
Telecom Italia SpA (Italy), RSP	930,071	509,503
Telefonica SA (Spain)	285,792	2,182,662
Telekom Austria AG (Austria)*	85,442	620,746
Telekom Malaysia Bhd (Malaysia)	31,400	27,011
Telenor ASA (Norway)	132,034	2,646,881
Telkom SA SOC Ltd. (South Africa)	484,400	2,256,254
True Corp. PCL (Thailand)	296,400	50,951
Verizon Communications, Inc.	1,476,400	89,115,504
		222,514,407
Electric Utilities — 1.0%
Acciona SA (Spain)	2,923	309,239
ALLETE, Inc.	143,100	12,508,371
Centrais Eletricas Brasileiras SA (Brazil)	5,424	52,543
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Chubu Electric Power Co., Inc. (Japan)	527,500	$ 7,658,619
Enel Americas SA (Chile)	8,572,580	1,569,553
Enel Chile SA (Chile)	2,692,358	232,736
Enel SpA (Italy)	3,264,825	24,403,219
Exelon Corp.	1,071,200	51,749,672
FirstEnergy Corp.	217,300	10,480,379
Hawaiian Electric Industries, Inc.	139,900	6,380,839
Iberdrola SA (Spain)	1,518,165	15,787,137
IDACORP, Inc.	34,100	3,842,047
Inter RAO UES PJSC (Russia)	9,429,000	653,472
Interconexion Electrica SA ESP (Colombia)	22,134	116,013
Kansai Electric Power Co., Inc. (The) (Japan)	1,128,200	12,639,316
MGE Energy, Inc.	20,100	1,605,387
PGE Polska Grupa Energetyczna SA (Poland)*	422,906	843,477
Portland General Electric Co.	108,400	6,110,508
Power Grid Corp. of India Ltd. (India)	380,250	1,069,789
Southern Co. (The)	297,400	18,370,398
Terna Rete Elettrica Nazionale SpA (Italy)	126,216	811,091
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	1,199,700	5,883,821
		183,077,626
Electrical Equipment — 0.4%
Acuity Brands, Inc.	179,600	24,208,284
Atkore International Group, Inc.*	95,600	2,901,460
Encore Wire Corp.	5,100	287,028
Hubbell, Inc.	217,300	28,553,220
Huber + Suhner AG (Switzerland)	12,195	784,224
Legrand SA (France)	10,306	735,924
Melrose Industries PLC (United Kingdom)	604,549	1,497,761
Mersen SA (France)	6,512	203,216
nVent Electric PLC	307,300	6,772,892
Regal Beloit Corp.	50,900	3,708,065
Schneider Electric SE (France)	68,621	6,016,431
Signify NV (Netherlands), 144A	14,615	401,997
Ushio, Inc. (Japan)	67,800	962,531
Varta AG (Germany)*	28,796	2,854,423
WEG SA (Brazil)	21,400	125,157
		80,012,613
Electronic Equipment, Instruments & Components — 1.2%
Amano Corp. (Japan)	7,600	232,422
Anixter International, Inc.*	70,800	4,893,696
Arrow Electronics, Inc.*	128,600	9,590,988
AU Optronics Corp. (Taiwan)	3,015,000	762,255
Avnet, Inc.(a)	475,789	21,165,474
Azbil Corp. (Japan)	85,800	2,306,359
Barco NV (Belgium)	14,195	2,801,594
CDW Corp.(a)	152,500	18,794,100
Daiwabo Holdings Co. Ltd. (Japan)	34,500	1,439,379
Delta Electronics, Inc. (Taiwan)	175,000	748,411
ESPEC Corp. (Japan)	25,500	446,554
Foxconn Technology Co. Ltd. (Taiwan)	113,000	236,010

A6

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Halma PLC (United Kingdom)	186,802	$ 4,521,047
Hioki EE Corp. (Japan)	7,800	264,921
Hitachi High-Technologies Corp. (Japan)	8,600	499,633
Hitachi Ltd. (Japan)	222,900	8,353,989
Hon Hai Precision Industry Co. Ltd. (Taiwan)	334,000	790,026
Hosiden Corp. (Japan)	34,700	358,142
Ingenico Group SA (France)	7,541	734,785
Insight Enterprises, Inc.*	5,100	284,019
Itron, Inc.*	173,700	12,846,852
Jabil, Inc.	684,200	24,473,834
Landis+Gyr Group AG (Switzerland)*	111,777	10,009,388
Largan Precision Co. Ltd. (Taiwan)	9,000	1,296,070
Luxshare Precision Industry Co. Ltd. (China) (Class A Stock)	24,400	91,300
Nippon Signal Co. Ltd. (Japan)	94,500	1,060,102
PC Connection, Inc.	18,500	719,650
ScanSource, Inc.*	32,900	1,005,095
SYNNEX Corp.	289,300	32,661,970
Synnex Technology International Corp. (Taiwan)	169,000	197,850
Tech Data Corp.*	219,300	22,859,832
Walsin Technology Corp. (Taiwan)	333,000	1,879,024
WPG Holdings Ltd. (Taiwan)	71,000	87,438
Yageo Corp. (Taiwan)	109,000	869,386
Zebra Technologies Corp. (Class A Stock)*	79,500	16,406,415
Zhejiang Dahua Technology Co. Ltd. (China) (Class A Stock)	30,700	74,122
Zhen Ding Technology Holding Ltd. (Taiwan)	685,000	2,456,388
		208,218,520
Energy Equipment & Services — 0.1%
Archrock, Inc.	235,000	2,342,950
DMC Global, Inc.(a)	103,800	4,565,124
Exterran Corp.*	18,300	238,998
Matrix Service Co.*	70,700	1,211,798
Oceaneering International, Inc.*	69,900	947,145
Tidewater, Inc.*	37,400	565,114
		9,871,129
Entertainment — 0.7%
Borussia Dortmund GmbH & Co. KGaA (Germany)	63,816	642,684
Capcom Co. Ltd. (Japan)	11,000	292,986
CD Projekt SA (Poland)	4,458	271,037
Cinemark Holdings, Inc.(a)	375,200	14,497,728
CTS Eventim AG & Co. KGaA (Germany)	7,308	412,067
Electronic Arts, Inc.*	411,600	40,262,712
GungHo Online Entertainment, Inc. (Japan)(a)	458,770	10,446,006
Live Nation Entertainment, Inc.*(a)	362,600	24,054,884
Marcus Corp. (The)	62,800	2,324,228
NetEase, Inc. (China), ADR	3,100	825,158
Toei Co. Ltd. (Japan)	5,900	838,396
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Ubisoft Entertainment SA (France)*	9,195	$ 665,446
Viacom, Inc. (Class B Stock)	795,700	19,120,671
Vivendi SA (France)	119,079	3,265,981
Walt Disney Co. (The)	29,000	3,779,280
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (China) (Class A Stock)	27,500	69,670
		121,768,934
Equity Real Estate Investment Trusts (REITs) — 2.8%
American Assets Trust, Inc.	20,200	944,148
American Campus Communities, Inc.	360,900	17,352,072
American Tower Corp.	232,100	51,324,273
Apple Hospitality REIT, Inc.	701,800	11,635,844
Armada Hoffler Properties, Inc.	107,100	1,937,439
Ashford Hospitality Trust, Inc.	93,400	309,154
Braemar Hotels & Resorts, Inc.	69,900	656,361
Brixmor Property Group, Inc.(a)	1,083,500	21,984,215
Camden Property Trust	251,500	27,919,015
CapitaLand Mall Trust (Singapore)	339,000	644,964
Champion REIT (Hong Kong)	4,582,000	2,966,231
Charter Hall Group (Australia)	61,984	488,407
City Office REIT, Inc.	118,000	1,698,020
Columbia Property Trust, Inc.	31,300	661,995
CoreCivic, Inc.	1,221,000	21,098,880
CorePoint Lodging, Inc.(a)	100,000	1,011,000
Corporate Office Properties Trust	266,900	7,948,282
Cousins Properties, Inc.	190,950	7,177,811
Crown Castle International Corp.	230,200	32,000,102
CyrusOne, Inc.	99,400	7,862,540
Daiwa Office Investment Corp. (Japan)	42	326,069
DiamondRock Hospitality Co.	793,600	8,134,400
Douglas Emmett, Inc.	420,500	18,010,015
EPR Properties	223,200	17,155,152
Equinix, Inc.	17,800	10,267,040
Franklin Street Properties Corp.	574,154	4,857,343
GEO Group, Inc. (The)	1,242,745	21,549,198
Goodman Group (Australia)	1,726,798	16,558,366
H&R Real Estate Investment Trust (Canada)	47,600	831,029
Hersha Hospitality Trust(a)	132,400	1,970,112
Highwoods Properties, Inc.	185,700	8,345,358
Host Hotels & Resorts, Inc.	1,222,700	21,140,483
JBG SMITH Properties	31,300	1,227,273
Keppel DC REIT (Singapore)	162,800	224,924
Kite Realty Group Trust(a)	178,200	2,877,930
Klepierre SA (France)	161,094	5,472,189
Lamar Advertising Co. (Class A Stock)	12,300	1,007,739
Land Securities Group PLC (United Kingdom)	87,300	919,075
Lexington Realty Trust	303,700	3,112,925
Life Storage, Inc.	8,800	927,608
Link REIT (Hong Kong)	70,500	780,786
Mapletree Commercial Trust (Singapore)	244,100	404,488
Medical Properties Trust, Inc.	874,700	17,109,132
Merlin Properties Socimi SA (Spain)	42,793	597,769
National Retail Properties, Inc.	43,100	2,430,840

A7

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Nippon Accommodations Fund, Inc. (Japan)	59	$ 367,582
Nippon Building Fund, Inc. (Japan)	180	1,383,024
Omega Healthcare Investors, Inc.(a)	234,300	9,791,397
Park Hotels & Resorts, Inc.	187,437	4,680,302
Pebblebrook Hotel Trust(a)	371,800	10,343,476
RioCan Real Estate Investment Trust (Canada)	26,300	523,677
RLJ Lodging Trust	270,400	4,594,096
RPT Realty	131,200	1,777,760
Ryman Hospitality Properties, Inc.	231,100	18,906,291
Sabra Health Care REIT, Inc.	172,200	3,953,712
Safestore Holdings PLC (United Kingdom)	26,847	220,698
SBA Communications Corp.	18,100	4,364,815
Segro PLC (United Kingdom)	137,717	1,373,745
Senior Housing Properties Trust	1,922,400	17,791,812
Service Properties Trust	438,846	11,317,838
SmartCentres Real Estate Investment Trust (Canada)	19,800	485,715
Spirit MTA REIT	109,240	921,986
Stockland (Australia)	304,194	936,683
Sunstone Hotel Investors, Inc.	329,700	4,530,078
Vicinity Centres (Australia)	404,623	703,345
Weingarten Realty Investors	311,300	9,068,169
Xenia Hotels & Resorts, Inc.(a)	173,800	3,670,656
		495,564,853
Food & Staples Retailing — 0.7%
BIM Birlesik Magazalar A/S (Turkey)	43,300	376,890
Casey’s General Stores, Inc.	16,900	2,723,604
Cencosud SA (Chile)	264,232	434,860
Empire Co. Ltd. (Canada) (Class A Stock)	33,300	901,590
J Sainsbury PLC (United Kingdom)	4,346,662	11,723,501
Jeronimo Martins SGPS SA (Portugal)	48,095	811,570
Koninklijke Ahold Delhaize NV (Netherlands)	822,725	20,567,362
Magnit PJSC (Russia), GDR	4,213	54,958
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	10,500	386,325
Metcash Ltd. (Australia)	510,340	1,028,571
Pick’n Pay Stores Ltd. (South Africa)	9,422	36,958
Sonae SGPS SA (Portugal)	4,174,008	3,892,231
Sugi Holdings Co. Ltd. (Japan)	5,000	271,728
Sysco Corp.	166,800	13,243,920
Tesco PLC (United Kingdom)	1,222,150	3,616,562
United Natural Foods, Inc.*(a)	71,300	821,376
Walgreens Boots Alliance, Inc.	615,600	34,048,836
Wal-Mart de Mexico SAB de CV (Mexico)	749,000	2,219,976
Walmart, Inc.	137,700	16,342,236
Wm Morrison Supermarkets PLC (United Kingdom)	304,640	749,812
Woolworths Group Ltd. (Australia)	159,696	4,020,453
X5 Retail Group NV (Russia), GDR	9,381	329,535
		118,602,854
	Shares	Value
Common Stocks (continued)
Food Products — 1.4%
Archer-Daniels-Midland Co.	652,600	$ 26,802,282
Associated British Foods PLC (United Kingdom)	24,301	687,765
Austevoll Seafood ASA (Norway)	213,243	2,022,980
Bunge Ltd.	593,900	33,626,618
Charoen Pokphand Foods PCL (Thailand)	941,500	807,979
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	14	1,157,196
Cloetta AB (Sweden) (Class B Stock)	65,885	189,154
Darling Ingredients, Inc.*	80,900	1,547,617
Flowers Foods, Inc.	25,500	589,815
Fresh Del Monte Produce, Inc.	23,700	808,407
General Mills, Inc.	160,500	8,846,760
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	58,100	49,358
Indofood Sukses Makmur Tbk PT (Indonesia)	1,826,200	992,149
Ingredion, Inc.	109,400	8,942,356
John B. Sanfilippo & Son, Inc.	26,800	2,588,880
Kewpie Corp. (Japan)	13,500	316,113
Leroy Seafood Group ASA (Norway)	38,514	233,981
Morinaga & Co. Ltd. (Japan)	4,900	238,859
Morinaga Milk Industry Co. Ltd. (Japan)	5,100	195,107
Nestle SA (Switzerland)	383,900	41,635,066
Nippon Flour Mills Co. Ltd. (Japan)	39,000	611,479
Nisshin Oillio Group Ltd. (The) (Japan)	24,100	758,906
Pilgrim’s Pride Corp.*	830,400	26,610,168
Post Holdings, Inc.*	217,200	22,988,448
Salmar ASA (Norway)	142,841	6,269,348
Standard Foods Corp. (Taiwan)	13,000	26,050
Strauss Group Ltd. (Israel)	6,792	212,830
Tate & Lyle PLC (United Kingdom)	899,022	8,121,202
Thai Union Group PCL (Thailand)	141,000	77,040
Tingyi Cayman Islands Holding Corp. (China)	48,000	67,635
Tyson Foods, Inc. (Class A Stock)	495,200	42,656,528
Uni-President China Holdings Ltd. (China)	32,000	34,685
Uni-President Enterprises Corp. (Taiwan)	119,000	286,761
Wens Foodstuffs Group Co. Ltd. (China) (Class A Stock)	16,600	86,678
Wilmar International Ltd. (Singapore)	2,992,200	8,067,269
		249,153,469
Gas Utilities — 0.4%
Beijing Enterprises Holdings Ltd. (China)	27,000	124,355
Chesapeake Utilities Corp.	20,900	1,992,188
Enagas SA (Spain)	30,226	699,981
GAIL India Ltd. (India)	40,147	76,339
Korea Gas Corp. (South Korea)	699	23,177
National Fuel Gas Co.	121,000	5,677,320
New Jersey Resources Corp.	70,800	3,201,576
Osaka Gas Co. Ltd. (Japan)	74,000	1,419,967
Snam SpA (Italy)	668,176	3,374,451

A8

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Gas Utilities (cont’d.)
Southwest Gas Holdings, Inc.	53,300	$ 4,852,432
Spire, Inc.	114,100	9,954,084
Toho Gas Co. Ltd. (Japan)	20,100	769,980
Tokyo Gas Co. Ltd. (Japan)	115,300	2,910,272
UGI Corp.	891,750	44,828,272
		79,904,394
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	149,700	12,525,399
AngioDynamics, Inc.*	91,800	1,690,956
Ansell Ltd. (Australia)	242,997	4,509,000
Asahi Intecc Co. Ltd. (Japan)	31,200	823,470
Atrion Corp.(a)	800	623,336
Baxter International, Inc.	350,300	30,640,741
Cardiovascular Systems, Inc.*	51,800	2,461,536
Cochlear Ltd. (Australia)	7,869	1,106,535
CONMED Corp.	41,800	4,019,070
Cooper Cos., Inc. (The)	60,600	17,998,200
Danaher Corp.	106,300	15,352,909
DENTSPLY SIRONA, Inc.	272,100	14,505,651
Eckert & Ziegler Strahlen- und Medizintechnik AG (Germany)	10,938	1,860,560
Edwards Lifesciences Corp.*	94,800	20,847,468
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	34,621	374,503
Haemonetics Corp.*	52,000	6,559,280
Hill-Rom Holdings, Inc.	201,600	21,214,368
Hologic, Inc.*	251,800	12,713,382
Hoya Corp. (Japan)	197,100	16,155,283
Integer Holdings Corp.*	86,100	6,505,716
Integra LifeSciences Holdings Corp.*	83,400	5,009,838
Koninklijke Philips NV (Netherlands)	279,877	12,981,237
Lantheus Holdings, Inc.*	131,700	3,301,061
LivaNova PLC*	27,500	2,029,225
Mani, Inc. (Japan)	8,700	230,172
Masimo Corp.*	206,500	30,725,135
Medtronic PLC	625,400	67,930,948
Natus Medical, Inc.*	59,300	1,888,112
Olympus Corp. (Japan)	129,300	1,752,699
Orthofix Medical, Inc.*	5,800	307,516
Quidel Corp.*	9,700	595,095
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	228,000	236,076
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	3,100	80,236
Smith & Nephew PLC (United Kingdom)	113,103	2,726,054
Sonova Holding AG (Switzerland)	7,298	1,695,449
STERIS PLC	228,100	32,958,169
Stryker Corp.	25,600	5,537,280
Sysmex Corp. (Japan)	8,500	572,088
Varex Imaging Corp.*	49,600	1,415,584
West Pharmaceutical Services, Inc.	210,200	29,810,564
		394,269,901
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 1.5%
Alfresa Holdings Corp. (Japan)	240,600	$ 5,399,885
Anthem, Inc.	58,000	13,925,800
Centene Corp.*	342,300	14,807,898
Chemed Corp.	13,500	5,637,195
Cigna Corp.	191,062	29,001,301
CVS Health Corp.	814,400	51,364,208
Encompass Health Corp.	87,400	5,530,672
Ensign Group, Inc. (The)	11,800	559,674
Fresenius SE & Co. KGaA (Germany)	53,439	2,500,671
Galenica AG (Switzerland), 144A*	20,468	1,176,359
HCA Healthcare, Inc.	270,700	32,597,694
Magellan Health, Inc.*	62,000	3,850,200
Medipal Holdings Corp. (Japan)	447,500	10,011,006
MEDNAX, Inc.*	215,800	4,881,396
Metlifecare Ltd. (New Zealand)	516,235	1,442,811
Molina Healthcare, Inc.*	208,400	22,865,648
National HealthCare Corp.	9,600	785,760
Netcare Ltd. (South Africa)	30,506	35,316
NichiiGakkan Co. Ltd. (Japan)	13,400	220,387
Select Medical Holdings Corp.*	91,400	1,514,498
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	20,500	37,221
Summerset Group Holdings Ltd. (New Zealand)	297,583	1,233,718
Suzuken Co. Ltd. (Japan)	84,600	4,559,010
Tenet Healthcare Corp.*	123,500	2,731,820
Toho Holdings Co. Ltd. (Japan)	143,000	3,322,621
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*(a)	60,223	806,988
UnitedHealth Group, Inc.	212,500	46,180,500
		266,980,257
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*(a)	1,057,400	11,610,252
Computer Programs & Systems, Inc.(a)	45,600	1,031,016
NextGen Healthcare, Inc.*	67,600	1,059,292
Omnicell, Inc.*	65,100	4,704,777
Pro Medicus Ltd. (Australia)	9,990	188,478
Simulations Plus, Inc.	47,100	1,634,370
		20,228,185
Hotels, Restaurants & Leisure — 1.6%
Aristocrat Leisure Ltd. (Australia)	76,247	1,580,448
Biglari Holdings, Inc. (Class B Stock)*	2,300	250,700
Boyd Gaming Corp.(a)	68,400	1,638,180
Brinker International, Inc.(a)	650,600	27,761,102
China International Capital Corp. Ltd. (China) (Class A Stock)	6,867	89,471
Compass Group PLC (United Kingdom)	203,177	5,229,127
Del Taco Restaurants, Inc.*(a)	90,800	928,430
Domino’s Pizza, Inc.(a)	21,700	5,307,603
Dunkin’ Brands Group, Inc.	19,900	1,579,264
Evolution Gaming Group AB (Sweden), 144A	244,525	4,822,420
Extended Stay America, Inc., UTS	506,600	7,416,624
Flight Centre Travel Group Ltd. (Australia)	41,223	1,327,085

A9

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Flutter Entertainment PLC (Ireland)	9,675	$ 903,625
Genting Malaysia Bhd (Malaysia)	79,200	57,367
Greene King PLC (United Kingdom)	40,706	423,444
Greggs PLC (United Kingdom)	237,129	6,091,486
Haidilao International Holding Ltd. (China), 144A	9,000	38,630
Hilton Worldwide Holdings, Inc.	159,700	14,869,667
InterContinental Hotels Group PLC (United Kingdom)	12,361	771,927
J D Wetherspoon PLC (United Kingdom)	10,856	207,049
Jack in the Box, Inc.	135,000	12,301,200
Jumbo Interactive Ltd. (Australia)	71,749	1,175,602
Marriott Vacations Worldwide Corp.	87,800	9,096,958
McDonald’s Corp.	120,600	25,894,026
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR	27,400	531,834
Mitchells & Butlers PLC (United Kingdom)*	119,416	563,726
Oriental Land Co. Ltd. (Japan)	59,500	9,085,449
Penn National Gaming, Inc.*(a)	941,900	17,542,887
Royal Caribbean Cruises Ltd.	93,300	10,107,189
Skylark Holdings Co. Ltd. (Japan)	24,700	450,048
SSP Group PLC (United Kingdom)	968,096	7,375,717
Starbucks Corp.	700,900	61,973,578
Sushiro Global Holdings Ltd. (Japan)	44,900	3,028,996
Texas Roadhouse, Inc.	49,400	2,594,488
TUI AG (Germany)	57,289	666,429
Twin River Worldwide Holdings, Inc.(a)	27,000	616,410
Wendy’s Co. (The)(a)	633,900	12,665,322
Wyndham Destinations, Inc.	441,700	20,327,034
Wyndham Hotels & Resorts, Inc.	31,600	1,634,984
Yum China Holdings, Inc. (China)	30,400	1,381,072
Zensho Holdings Co. Ltd. (Japan)	12,200	263,617
		280,570,215
Household Durables — 0.6%
Barratt Developments PLC (United Kingdom)	411,863	3,279,308
Bellway PLC (United Kingdom)	13,323	548,037
Berkeley Group Holdings PLC (United Kingdom)	129,969	6,667,143
Cavco Industries, Inc.*	10,300	1,978,527
Century Communities, Inc.*	17,500	536,025
Gree Electric Appliances, Inc. (China) (Class A Stock)	11,500	92,327
Lennar Corp. (Class A Stock)	60,000	3,351,000
LG Electronics, Inc. (South Korea)	27,206	1,539,617
M/I Homes, Inc.*	163,500	6,155,775
MDC Holdings, Inc.	20,400	879,240
Meritage Homes Corp.*	70,100	4,931,535
Midea Group Co. Ltd. (China) (Class A Stock)	3,500	25,030
Nien Made Enterprise Co. Ltd. (Taiwan)	4,000	35,117
NVR, Inc.*	2,800	10,408,580
Persimmon PLC (United Kingdom)	6,128	163,460
Sekisui House Ltd. (Japan)	81,400	1,607,700
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Sony Corp. (Japan)	182,200	$ 10,784,309
Taylor Wimpey PLC (United Kingdom)	62,464	123,963
Tempur Sealy International, Inc.*(a)	151,000	11,657,200
Toll Brothers, Inc.(a)	415,000	17,035,750
TopBuild Corp.*	15,500	1,494,665
Tupperware Brands Corp.(a)	287,700	4,565,799
Universal Electronics, Inc.*	5,100	259,590
Whirlpool Corp.	101,500	16,073,540
William Lyon Homes (Class A Stock)*	39,500	804,220
Woongjin Coway Co. Ltd. (South Korea)	45,273	3,205,278
		108,202,735
Household Products — 0.5%
Energizer Holdings, Inc.(a)	48,800	2,126,704
Essity AB (Sweden) (Class B Stock)	15,044	438,553
Henkel AG & Co. KGaA (Germany)	13,356	1,222,913
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)*	91,700	184,292
Procter & Gamble Co. (The)	668,600	83,160,468
Spectrum Brands Holdings, Inc.	41,266	2,175,562
		89,308,492
Independent Power & Renewable Electricity Producers — 0.4%
AES Corp.	985,600	16,104,704
Colbun SA (Chile)	3,941,014	710,804
Drax Group PLC (United Kingdom)	52,636	178,412
Electric Power Development Co. Ltd. (Japan)	92,900	2,126,921
NRG Energy, Inc.(a)	993,000	39,322,800
NTPC Ltd. (India)	614,643	1,020,544
Vistra Energy Corp.(a)	292,400	7,815,852
		67,280,037
Industrial Conglomerates — 0.6%
Alfa SAB de CV (Mexico) (Class A Stock)	763,700	673,375
Carlisle Cos., Inc.(a)	150,800	21,947,432
CITIC Ltd. (China)	1,525,000	1,928,800
CJ Corp. (South Korea)	7,735	531,301
CK Hutchison Holdings Ltd. (Hong Kong)	1,402,000	12,391,458
Far Eastern New Century Corp. (Taiwan)	79,000	72,986
Fosun International Ltd. (China)	68,000	84,490
General Electric Co.	5,661,100	50,610,234
Hanwha Corp. (South Korea)	28,772	608,497
Honeywell International, Inc.	81,200	13,739,040
KOC Holding A/S (Turkey)	12,942	43,330
Lifco AB (Sweden) (Class B Stock)	6,037	284,637
Lotte Corp. (South Korea)	8,819	267,994
Nolato AB (Sweden) (Class B Stock)	3,566	190,309
Shanghai Industrial Holdings Ltd. (China)	34,000	63,485
Shun Tak Holdings Ltd. (Hong Kong)	2,668,000	1,063,970
SM Investments Corp. (Philippines)	5,960	111,584
		104,612,922

A10

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance — 2.6%
Aegon NV (Netherlands)	771,488	$ 3,208,187
Aflac, Inc.	302,300	15,816,336
Ageas (Belgium)	39,357	2,182,046
AIA Group Ltd. (Hong Kong)	117,600	1,112,205
Alleghany Corp.*	34,400	27,442,944
Allianz SE (Germany)	118,565	27,635,276
Allstate Corp. (The)	365,300	39,700,804
American Equity Investment Life Holding Co.	176,500	4,271,300
American Financial Group, Inc.	240,900	25,981,065
American International Group, Inc.	764,100	42,560,370
ASR Nederland NV (Netherlands)	54,086	1,999,204
Assicurazioni Generali SpA (Italy)	140,640	2,728,031
Aviva PLC (United Kingdom)	490,742	2,406,207
AXA SA (France)	139,661	3,566,359
Baloise Holding AG (Switzerland)	6,512	1,166,389
BB Seguridade Participacoes SA (Brazil)	47,000	397,950
Brown & Brown, Inc.	54,400	1,961,664
China Life Insurance Co. Ltd. (Taiwan)*	65,000	51,526
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	314,600	1,157,690
China Reinsurance Group Corp. (China) (Class H Stock)	242,000	39,239
CNO Financial Group, Inc.	270,900	4,288,347
CNP Assurances (France)	14,957	289,054
Coface SA (France)*	99,711	1,133,068
DB Insurance Co. Ltd. (South Korea)	18,142	782,341
Fairfax Financial Holdings Ltd. (Canada)	1,800	793,448
First American Financial Corp.	392,200	23,143,722
Genworth Financial, Inc. (Class A Stock)*	1,801,500	7,926,600
Gjensidige Forsikring ASA (Norway)	25,000	495,204
Hannover Rueck SE (Germany)	7,525	1,272,910
Hanover Insurance Group, Inc. (The)	78,300	10,612,782
Harel Insurance Investments & Financial Services Ltd. (Israel)	28,184	244,925
HDFC Life Insurance Co. Ltd. (India), 144A	12,673	107,656
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	37,121	819,464
iA Financial Corp., Inc. (Canada)	18,900	860,083
Intact Financial Corp. (Canada)	8,100	815,227
IRB Brasil Resseguros SA (Brazil)	8,800	79,402
Legal & General Group PLC (United Kingdom)	4,988,307	15,233,029
Liberty Holdings Ltd. (South Africa)	3,606	26,759
Manulife Financial Corp. (Canada)	44,900	823,542
MetLife, Inc.	1,098,900	51,824,124
Momentum Metropolitan Holdings (South Africa)	22,681	27,998
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	19,324	4,999,231
National General Holdings Corp.	108,000	2,486,160
New China Life Insurance Co. Ltd. (China) (Class H Stock)	205,200	813,830
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
NN Group NV (Netherlands)	428,669	$ 15,211,810
Old Mutual Ltd. (South Africa)	116,968	149,274
Old Republic International Corp.	859,500	20,258,415
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	846,000	988,837
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	221,000	2,547,274
Poste Italiane SpA (Italy), 144A	792,426	9,016,500
Powszechny Zaklad Ubezpieczen SA (Poland)	78,709	734,076
Progressive Corp. (The)	57,700	4,457,325
Reinsurance Group of America, Inc.	92,300	14,756,924
SCOR SE (France)	40,618	1,676,632
Selective Insurance Group, Inc.	42,400	3,188,056
Sony Financial Holdings, Inc. (Japan)	19,500	423,419
Swiss Life Holding AG (Switzerland)	726	347,224
Third Point Reinsurance Ltd. (Bermuda)*	194,200	1,940,058
Tokio Marine Holdings, Inc. (Japan)	251,700	13,506,275
Unipol Gruppo SpA (Italy)	52,540	279,873
UnipolSai Assicurazioni SpA (Italy)	1,740,463	4,627,206
UNIQA Insurance Group AG (Austria)	22,130	200,157
Universal Insurance Holdings, Inc.	20,500	614,795
Unum Group	460,200	13,677,144
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	18,358	478,875
W.R. Berkley Corp.	51,200	3,698,176
Zurich Insurance Group AG (Switzerland)	37,304	14,272,456
		462,334,479
Interactive Media & Services — 1.9%
Alphabet, Inc. (Class A Stock)*	62,800	76,687,592
Alphabet, Inc. (Class C Stock)*	77,393	94,342,067
Auto Trader Group PLC (United Kingdom), 144A	1,398,206	8,761,349
Cars.com, Inc.*(a)	766,900	6,886,762
Facebook, Inc. (Class A Stock)*	745,000	132,669,600
Gree, Inc. (Japan)	46,300	211,807
Kakao Corp. (South Korea)	422	48,023
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	128,300	1,207,303
Meet Group, Inc. (The)*	82,400	269,860
Momo, Inc. (China), ADR	11,400	353,172
Scout24 AG (Germany), 144A	13,680	780,376
Tencent Holdings Ltd. (China)	142,700	6,010,580
TripAdvisor, Inc.*(a)	139,200	5,384,256
YY, Inc. (China), ADR*	1,400	78,722
		333,691,469
Internet & Direct Marketing Retail — 1.1%
1-800-Flowers.com, Inc. (Class A Stock)*	172,800	2,556,576
Alibaba Group Holding Ltd. (China), ADR*	39,682	6,636,021
Amazon.com, Inc.*	62,000	107,626,420
boohoo Group PLC (United Kingdom)*	1,979,044	6,447,163
Booking Holdings, Inc.*	5,600	10,990,616

A11

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail (cont’d.)
eBay, Inc.	1,002,400	$ 39,073,552
Enigmo, Inc. (Japan)*(a)	101,000	914,198
Expedia Group, Inc.(a)	79,100	10,631,831
JD.com, Inc. (China), ADR*	46,800	1,320,228
Naspers Ltd. (South Africa) (Class N Stock)	9,758	1,475,776
Pinduoduo, Inc. (China), ADR*(a)	4,800	154,656
Qurate Retail, Inc. (Class A Stock)*(a)	1,235,000	12,739,025
Rakuten, Inc. (Japan)	111,400	1,105,152
Vipshop Holdings Ltd. (China), ADR*	15,000	133,800
		201,805,014
IT Services — 2.5%
Accenture PLC (Class A Stock)	333,000	64,052,550
Adyen NV (Netherlands), 144A*	5,332	3,510,993
Amadeus IT Group SA (Spain)	23,538	1,686,550
Appen Ltd. (Australia)	147,207	2,103,211
Atos SE (France)	11,158	787,048
Booz Allen Hamilton Holding Corp.	159,400	11,320,588
CACI International, Inc. (Class A Stock)*	111,600	25,808,616
CANCOM SE (Germany)	4,031	218,420
Capgemini SE (France)	19,837	2,335,774
Cardtronics PLC (Class A Stock)*(a)	14,800	447,552
CGI, Inc. (Canada)*	11,600	917,248
Cognizant Technology Solutions Corp. (Class A Stock)	601,400	36,243,371
CoreLogic, Inc.*	129,100	5,973,457
DTS Corp. (Japan)	78,600	1,642,874
DXC Technology Co.	585,200	17,263,400
FleetCor Technologies, Inc.*	24,800	7,112,144
Fujitsu Ltd. (Japan)	11,800	948,669
HCL Technologies Ltd. (India)	528,443	8,064,193
Infosys Ltd. (India)	269,301	3,068,202
International Business Machines Corp.	248,100	36,078,702
Itochu Techno-Solutions Corp. (Japan)	12,600	335,043
KBR, Inc.	887,500	21,779,250
Leidos Holdings, Inc.	165,800	14,238,904
Mastercard, Inc. (Class A Stock)	34,000	9,233,380
MAXIMUS, Inc.	30,900	2,387,334
NET One Systems Co. Ltd. (Japan)	10,500	284,461
Nihon Unisys Ltd. (Japan)	63,100	2,045,865
Nomura Research Institute Ltd. (Japan)	145,200	2,908,298
NS Solutions Corp. (Japan)	7,800	255,692
NSD Co. Ltd. (Japan)	6,900	199,309
Obic Co. Ltd. (Japan)	119,500	13,707,498
Otsuka Corp. (Japan)	33,600	1,345,005
Perspecta, Inc.	729,300	19,049,316
Softcat PLC (United Kingdom)	108,023	1,330,331
Tata Consultancy Services Ltd. (India)	83,217	2,468,519
Tech Mahindra Ltd. (India)	70,661	713,196
TIS, Inc. (Japan)	220,900	12,795,875
TTEC Holdings, Inc.	19,100	914,508
Virtusa Corp.*	75,800	2,730,316
Visa, Inc. (Class A Stock)(a)	612,900	105,424,929
Wipro Ltd. (India)	511,840	1,734,511
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Wirecard AG (Germany)	15,241	$ 2,445,247
		447,910,349
Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	25,800	1,612,640
Brunswick Corp.	84,700	4,414,564
Games Workshop Group PLC (United Kingdom)	9,107	527,542
Giant Manufacturing Co. Ltd. (Taiwan)	7,000	47,748
Heiwa Corp. (Japan)	10,400	214,765
Johnson Outdoors, Inc. (Class A Stock)	3,100	181,536
Malibu Boats, Inc. (Class A Stock)*	42,000	1,288,560
MasterCraft Boat Holdings, Inc.*	97,600	1,456,680
		9,744,035
Life Sciences Tools & Services — 0.8%
Avantor, Inc.*	136,300	2,003,610
Bio-Rad Laboratories, Inc. (Class A Stock)*	41,700	13,875,258
Charles River Laboratories International, Inc.*	167,200	22,132,264
Gerresheimer AG (Germany)	3,796	272,393
Hangzhou Tigermed Consulting Co. Ltd. (China) (Class A Stock)	8,800	76,569
IQVIA Holdings, Inc.*	234,200	34,984,796
Medpace Holdings, Inc.*	6,500	546,260
PRA Health Sciences, Inc.*	207,300	20,570,379
QIAGEN NV, (TRQX)*	29,438	968,818
Sartorius Stedim Biotech (France)	5,550	776,888
Syneos Health, Inc.*	61,200	3,256,452
Thermo Fisher Scientific, Inc.	131,400	38,272,878
		137,736,565
Machinery — 1.4%
AGCO Corp.	285,700	21,627,490
Allison Transmission Holdings, Inc.	293,500	13,809,175
Alstom SA (France)	139,003	5,759,355
Amada Holdings Co. Ltd. (Japan)	394,700	4,284,250
Atlas Copco AB (Sweden) (Class A Stock)	132,909	4,088,128
Atlas Copco AB (Sweden) (Class B Stock)	79,312	2,147,948
Bucher Industries AG (Switzerland)	819	256,119
China Conch Venture Holdings Ltd. (China)	43,500	161,205
Doosan Bobcat, Inc. (South Korea)	1,178	34,870
Dover Corp.	102,900	10,244,724
Epiroc AB (Sweden) (Class A Stock)	157,756	1,709,152
Epiroc AB (Sweden) (Class B Stock)	79,580	821,591
Federal Signal Corp.	67,200	2,200,128
Furukawa Co. Ltd. (Japan)	15,300	207,115
Hillenbrand, Inc.	18,000	555,840
Hiwin Technologies Corp. (Taiwan)	396	3,462
Hyster-Yale Materials Handling, Inc.	11,700	640,341
Hyundai Heavy Industries Holdings Co. Ltd. (South Korea)	1,823	532,637
ITT, Inc.	227,200	13,902,368

A12

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Meritor, Inc.*	406,000	$ 7,511,000
Metso OYJ (Finland)	101,893	3,809,799
Mitsubishi Heavy Industries Ltd. (Japan)	119,300	4,692,051
Mueller Industries, Inc.	80,800	2,317,344
Navistar International Corp.*	68,200	1,917,102
Noritake Co. Ltd./Nagoya Japan (Japan)	7,800	288,342
Oshkosh Corp.	622,900	47,215,820
PACCAR, Inc.	94,000	6,580,940
Rexnord Corp.*	80,600	2,180,230
Rotork PLC (United Kingdom)	109,947	420,417
Ryobi Ltd. (Japan)	25,200	423,559
Sandvik AB (Sweden)	920,354	14,321,101
Sany Heavy Industry Co. Ltd. (China) (Class A Stock)	54,640	109,284
Schindler Holding AG (Switzerland)	2,630	586,835
Shinmaywa Industries Ltd. (Japan)	17,100	200,531
Sinotruk Hong Kong Ltd. (China)	20,500	30,505
SKF AB (Sweden) (Class B Stock)	95,091	1,569,655
Spirax-Sarco Engineering PLC (United Kingdom)	4,947	476,170
Standex International Corp.	9,400	685,636
Terex Corp.	563,000	14,621,110
Timken Co. (The)	499,200	21,720,192
TriMas Corp.*	10,600	324,890
Volvo AB (Sweden) (Class B Stock)	1,201,378	16,876,999
Wabash National Corp.	174,100	2,526,191
Wacker Neuson SE (Germany)	55,819	974,871
Weichai Power Co. Ltd. (China) (Class H Stock)	665,000	963,415
XCMG Construction Machinery Co. Ltd. (China) (Class A Stock)	108,300	67,215
Yangzijiang Shipbuilding Holdings Ltd. (China)	13,225,100	9,202,781
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class A Stock)	103,678	82,813
		245,682,696
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	502	535,363
MISC Bhd (Malaysia)	280,800	524,131
Mitsui OSK Lines Ltd. (Japan)	14,300	364,221
SITC International Holdings Co. Ltd. (China)	210,000	217,039
		1,640,754
Media — 0.8%
AMC Networks, Inc. (Class A Stock)*(a)	85,500	4,203,180
Axel Springer SE (Germany)*	6,204	425,274
CBS Corp. (Class B Stock)	115,700	4,670,809
Cheil Worldwide, Inc. (South Korea)	1,675	34,792
Chinese Universe Publishing & Media Group Co. Ltd. (China) (Class A Stock)	39,133	71,428
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Comcast Corp. (Class A Stock)	1,604,400	$ 72,326,352
Cyfrowy Polsat SA (Poland)	6,332	41,719
Discovery, Inc. (Class C Stock)*	1,167,300	28,738,926
Entercom Communications Corp. (Class A Stock)(a)	175,200	585,168
Future PLC (United Kingdom)	66,321	1,001,170
Informa PLC (United Kingdom)	155,642	1,629,684
Liberty Latin America Ltd. (Chile) (Class A Stock)*	15,400	262,878
Liberty Latin America Ltd. (Chile) (Class C Stock)*	37,200	635,934
MultiChoice Group (South Africa)*	53,089	412,916
Pearson PLC (United Kingdom)	99,476	902,624
Publicis Groupe SA (France)	272,041	13,378,315
RTL Group SA (Luxembourg)	16,731	805,060
TEGNA, Inc.	856,700	13,304,551
Television Francaise 1 (France)(a)	197,276	1,732,920
Tokyo Broadcasting System Holdings, Inc. (Japan)	24,200	393,653
ValueCommerce Co. Ltd. (Japan)	9,000	143,117
WideOpenWest, Inc.*	21,900	134,904
WPP PLC (United Kingdom)	156,958	1,962,034
		147,797,408
Metals & Mining — 1.0%
Allegheny Technologies, Inc.*(a)	490,800	9,938,700
Alrosa PJSC (Russia)	1,502,740	1,726,795
Angang Steel Co. Ltd. (China) (Class H Stock)	72,000	26,306
Anglo American Platinum Ltd. (South Africa)	17,664	1,064,253
Anglo American PLC (South Africa)	716,073	16,440,294
ArcelorMittal (Luxembourg)	678,535	9,640,228
BHP Group Ltd. (Australia)	402,082	9,997,523
BHP Group PLC (Australia)	295,429	6,290,159
BlueScope Steel Ltd. (Australia)	82,816	673,949
China Hongqiao Group Ltd. (China)	43,000	27,483
China Oriental Group Co. Ltd. (China)	1,516,000	524,291
China Zhongwang Holdings Ltd. (China)	1,181,600	482,261
Cia Siderurgica Nacional SA (Brazil)	20,000	63,779
Commercial Metals Co.	115,900	2,014,342
Coronado Global Resources, Inc. (Australia), 144A	1,278,622	1,994,325
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	435,108	528,854
Evraz PLC (Russia)	455,851	2,629,299
Ferrexpo PLC (Ukraine)	151,674	299,612
Fortescue Metals Group Ltd. (Australia)	2,539,275	15,130,908
Hindalco Industries Ltd. (India)	10,144	27,411
Jastrzebska Spolka Weglowa SA (Poland)	4,555	24,773
JFE Holdings, Inc. (Japan)	42,100	508,744
Korea Zinc Co. Ltd. (South Korea)	220	82,450
Kumba Iron Ore Ltd. (South Africa)	59,925	1,481,233
Magnitogorsk Iron & Steel Works PJSC (Russia)	2,786,100	1,683,164

A13

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Magnitogorsk Iron & Steel Works PJSC (Russia), GDR	4,690	$ 36,430
MMC Norilsk Nickel PJSC (Russia)	31,331	8,077,300
MMC Norilsk Nickel PJSC (Russia), ADR	17,061	436,815
Newcrest Mining Ltd. (Australia)	88,613	2,070,356
Novolipetsk Steel PJSC (Russia)	816,700	1,790,737
Olympic Steel, Inc.	22,400	322,560
Polyus PJSC (Russia)	18,288	2,127,500
POSCO (South Korea)	6,567	1,250,637
Reliance Steel & Aluminum Co.	170,238	16,965,919
Rio Tinto Ltd. (Australia)	65,944	4,138,244
Rio Tinto PLC (Australia)	188,178	9,750,694
Royal Gold, Inc.	109,900	13,540,779
Ryerson Holding Corp.*	72,100	615,013
Salzgitter AG (Germany)	105,266	1,770,068
Schnitzer Steel Industries, Inc. (Class A Stock)(a)	2,200	45,452
Severstal PJSC (Russia)	290,379	4,178,957
SSAB AB (Sweden) (Class A Stock)	1,127,627	3,140,824
SSAB AB (Sweden) (Class B Stock)	79,683	198,228
Steel Dynamics, Inc.	970,900	28,932,820
SunCoke Energy, Inc.*	79,600	448,944
Tata Steel Ltd. (India)	9,544	48,640
Vale SA (Brazil)*	145,845	1,682,766
Vedanta Ltd. (India)	28,589	62,372
Yamato Kogyo Co. Ltd. (Japan)	8,200	204,388
		185,137,579
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AG Mortgage Investment Trust, Inc.	73,900	1,119,585
Colony Credit Real Estate, Inc.(a)	102,800	1,486,488
Ellington Financial, Inc.	24,300	439,101
Exantas Capital Corp.	42,800	486,636
Invesco Mortgage Capital, Inc.	160,400	2,455,724
Ladder Capital Corp.	220,077	3,800,730
Western Asset Mortgage Capital Corp.	163,700	1,579,705
		11,367,969
Multiline Retail — 0.5%
Big Lots, Inc.(a)	591,800	14,499,100
Dollar General Corp.	37,500	5,960,250
Harvey Norman Holdings Ltd. (Australia)	176,743	542,173
Macy’s, Inc.(a)	567,600	8,820,504
Myer Holdings Ltd. (Australia)*	1,403,941	579,531
Next PLC (United Kingdom)	17,457	1,326,344
Target Corp.(a)	437,700	46,794,507
Wesfarmers Ltd. (Australia)	206,976	5,567,044
Woolworths Holdings Ltd. (South Africa)	25,111	91,368
		84,180,821
Multi-Utilities — 0.4%
ACEA SpA (Italy)	10,582	211,343
AGL Energy Ltd. (Australia)	1,066,102	13,800,691
Avista Corp.	24,400	1,181,936
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
Dominion Energy, Inc.(a)	446,100	$ 36,151,944
MDU Resources Group, Inc.	789,093	22,244,532
		73,590,446
Oil, Gas & Consumable Fuels — 2.1%
Adaro Energy Tbk PT (Indonesia)	5,760,000	525,852
Beach Energy Ltd. (Australia)	243,979	419,449
BP PLC (United Kingdom)	1,189,782	7,535,836
Bukit ASAm Tbk PT (Indonesia)	4,910,900	785,316
BW LPG Ltd. (Singapore), 144A	304,832	1,786,169
Chevron Corp.	531,000	62,976,600
China Coal Energy Co. Ltd. (China) (Class H Stock)	836,000	340,290
CNOOC Ltd. (China)	469,000	716,178
ConocoPhillips	786,600	44,820,468
CONSOL Energy, Inc.*	51,700	808,071
DHT Holdings, Inc.	181,400	1,115,610
Diversified Gas & Oil PLC	1,344,438	1,815,661
DNO ASA (Norway)	652,931	942,894
Dorian LPG Ltd.*	128,800	1,334,368
Ecopetrol SA (Colombia)	310,365	263,543
EQT Corp.	232,500	2,473,800
Equinor ASA (Norway)	40,930	776,460
Exxaro Resources Ltd. (South Africa)	107,048	925,299
Exxon Mobil Corp.	168,900	11,926,029
Frontera Energy Corp. (Colombia)	20,208	195,388
Gazprom PJSC (Russia), ADR	172,312	1,190,178
Gaztransport Et Technigaz SA (France)	5,021	497,285
GS Holdings Corp. (South Korea)	690	29,032
Hindustan Petroleum Corp. Ltd. (India)	54,173	230,912
HollyFrontier Corp.	184,900	9,918,036
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	27,200	24,927
Japan Petroleum Exploration Co. Ltd. (Japan)	173,000	4,410,383
Kinder Morgan, Inc.	1,948,300	40,154,463
LUKOIL PJSC (Russia)	44,972	3,734,302
LUKOIL PJSC (Russia), ADR	15,210	1,257,545
Lundin Petroleum AB (Sweden)	24,433	733,323
Neste OYJ (Finland)	457,857	15,165,151
Novatek PJSC (Russia), GDR	2,311	468,607
Oil & Gas Development Co. Ltd. (Pakistan)	606,400	478,170
Oil & Natural Gas Corp. Ltd. (India)	592,169	1,103,043
OMV AG (Austria)	34,258	1,840,006
PBF Energy, Inc. (Class A Stock)	700,400	19,043,876
Petroleo Brasileiro SA (Brazil)	72,500	527,485
Phillips 66	392,700	40,212,480
Range Resources Corp.(a)	445,900	1,703,338
Reliance Industries Ltd. (India)	22,529	424,273
Repsol SA (Spain)	570,694	8,920,167
Rosneft Oil Co. PJSC (Russia)	162,650	1,053,054
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	547,267	16,038,912
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	479,555	14,134,124
Santos Ltd. (Australia)	2,776,986	14,547,877
Scorpio Tankers, Inc. (Monaco)	99,300	2,955,168

A14

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Shaanxi Coal Industry Co. Ltd. (China) (Class A Stock)	21,700	$ 26,555
Shanxi Xishan Coal & Electricity Power Co. Ltd. (China) (Class A Stock)	83,300	68,619
Surgutneftegas PJSC (Russia)	2,218,400	1,210,800
Tatneft PJSC (Russia)	151,925	1,612,152
Tatneft PJSC (Russia), ADR	6,399	406,399
TOTAL SA (France)	60,604	3,160,177
United Tractors Tbk PT (Indonesia)	189,100	274,504
Woodside Petroleum Ltd. (Australia)	123,052	2,684,675
World Fuel Services Corp.	730,500	29,176,170
Yanzhou Coal Mining Co. Ltd. (China) (Class H Stock)	44,000	44,859
		381,944,308
Paper & Forest Products — 0.0%
Domtar Corp.	160,700	5,754,667
Oji Holdings Corp. (Japan)	150,300	705,674
		6,460,341
Personal Products — 0.4%
Avon Products, Inc. (United Kingdom)*	200,500	882,200
Best World International Ltd. (Singapore)^	126,000	122,855
Edgewell Personal Care Co.*(a)	543,700	17,664,813
Fancl Corp. (Japan)	225,400	6,041,592
Hengan International Group Co. Ltd. (China)	46,500	306,356
Nu Skin Enterprises, Inc. (Class A Stock)	275,700	11,725,521
Unilever NV (United Kingdom)	448,299	26,963,705
Unilever PLC (United Kingdom)	155,915	9,365,564
		73,072,606
Pharmaceuticals — 2.4%
Amneal Pharmaceuticals, Inc.*	126,600	367,140
Aspen Pharmacare Holdings Ltd. (South Africa)	41,115	233,696
Assertio Therapeutics, Inc.*	25,800	33,024
Astellas Pharma, Inc. (Japan)	1,029,400	14,734,008
AstraZeneca PLC (United Kingdom)	113,242	10,102,156
Bayer AG (Germany)	51,349	3,618,490
Bristol-Myers Squibb Co.(a)	372,800	18,904,688
Catalent, Inc.*	88,600	4,222,676
China Medical System Holdings Ltd. (China)	1,391,000	1,655,562
China Resources Pharmaceutical Group Ltd. (China), 144A	1,072,500	1,008,863
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (China) (Class A Stock)	16,500	67,235
Chugai Pharmaceutical Co. Ltd. (Japan)	36,700	2,861,541
CSPC Pharmaceutical Group Ltd. (China)	500,000	1,007,084
Daiichi Sankyo Co. Ltd. (Japan)	71,900	4,555,608
Dr. Reddy’s Laboratories Ltd. (India)	9,715	370,356
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Eisai Co. Ltd. (Japan)	48,600	$ 2,482,677
Faes Farma SA (Spain)	44,702	228,215
GlaxoSmithKline PLC (United Kingdom)	1,002,045	21,437,416
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (China) (Class A Stock)	11,900	57,775
H. Lundbeck A/S (Denmark)	53,758	1,782,823
Hikma Pharmaceuticals PLC (Jordan)	19,311	522,666
Hisamitsu Pharmaceutical Co., Inc. (Japan)	6,500	286,105
Horizon Therapeutics PLC*	123,300	3,357,459
Innoviva, Inc.*	34,700	365,738
Ipsen SA (France)	2,287	217,281
Jazz Pharmaceuticals PLC*	48,500	6,214,790
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	4,900	55,510
Johnson & Johnson	567,300	73,397,274
Kaken Pharmaceutical Co. Ltd. (Japan)	4,400	205,162
Kalbe Farma Tbk PT (Indonesia)	514,900	60,819
Kissei Pharmaceutical Co. Ltd. (Japan)	30,700	742,549
Kyowa Kirin Co. Ltd. (Japan)	33,900	662,407
Lannett Co., Inc.*(a)	56,300	630,560
Luye Pharma Group Ltd. (China), 144A	576,500	412,197
Merck & Co., Inc.	802,300	67,537,614
Novartis AG (Switzerland)	437,850	37,925,177
Novo Nordisk A/S (Denmark) (Class B Stock)	242,033	12,455,936
Orion OYJ (Finland) (Class B Stock)	12,291	458,210
Pacira BioSciences, Inc.*	30,200	1,149,714
Prestige Consumer Healthcare, Inc.*(a)	15,100	523,819
Richter Gedeon Nyrt (Hungary)	48,432	783,234
Roche Holding AG (Switzerland)	167,377	48,746,056
Sanofi (France)	140,491	13,038,842
Sawai Pharmaceutical Co. Ltd. (Japan)	4,900	254,181
Shandong Buchang Pharmaceuticals Co. Ltd. (China) (Class A Stock)	24,486	65,450
Shionogi & Co. Ltd. (Japan)	253,100	14,113,658
Sihuan Pharmaceutical Holdings Group Ltd. (China)	302,000	45,915
Sino Biopharmaceutical Ltd. (Hong Kong)	178,000	226,790
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	55,400	916,848
Supernus Pharmaceuticals, Inc.*	76,000	2,088,480
Teva Pharmaceutical Industries Ltd. (Israel), ADR*(a)	122,406	842,153
Torii Pharmaceutical Co. Ltd. (Japan)	42,900	1,148,038
Towa Pharmaceutical Co. Ltd. (Japan)	8,400	195,552
UCB SA (Belgium)	33,968	2,465,305
Zoetis, Inc.	347,800	43,332,402
		425,174,924
Professional Services — 0.6%
Amadeus Fire AG (Germany)	9,801	1,085,774
Barrett Business Services, Inc.	14,900	1,323,418
BayCurrent Consulting, Inc. (Japan)	5,900	261,297
CoStar Group, Inc.*	44,200	26,219,440

A15

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Experian PLC (United Kingdom)	25,355	$ 809,581
Heidrick & Struggles International, Inc.	20,500	559,650
Insperity, Inc.	171,300	16,893,606
Intertek Group PLC (United Kingdom)	21,013	1,416,378
IPH Ltd. (Australia)	269,058	1,583,923
Kelly Services, Inc. (Class A Stock)	6,700	162,274
Kforce, Inc.	54,900	2,077,142
Korn Ferry	96,700	3,736,488
ManpowerGroup, Inc.	99,500	8,381,880
Meitec Corp. (Japan)	25,300	1,245,981
Nielsen Holdings PLC	181,000	3,846,250
Nomura Co. Ltd. (Japan)	16,100	203,692
Randstad NV (Netherlands)	36,714	1,804,792
Recruit Holdings Co. Ltd. (Japan)	280,800	8,588,958
RELX PLC (United Kingdom)	585,260	13,883,828
RWS Holdings PLC (United Kingdom)	25,618	184,922
SMS Co. Ltd. (Japan)	8,800	215,364
Tanseisha Co. Ltd. (Japan)	17,500	197,078
Tinexta SpA (Italy)	30,299	396,761
TriNet Group, Inc.*	59,600	3,706,524
TrueBlue, Inc.*	33,100	698,410
Wolters Kluwer NV (Netherlands)	157,893	11,537,869
		111,021,280
Real Estate Management & Development — 0.8%
Agile Group Holdings Ltd. (China)	706,000	859,860
Aldar Properties PJSC (United Arab Emirates)	3,392,086	1,955,419
Allreal Holding AG (Switzerland)*	1,789	343,869
CBRE Group, Inc. (Class A Stock)*	172,000	9,117,720
China Aoyuan Group Ltd. (China)	31,000	35,223
China Overseas Land & Investment Ltd. (China)	210,000	661,290
China Resources Land Ltd. (China)	68,000	285,497
China Vanke Co. Ltd. (China) (Class H Stock)	34,800	121,298
CK Asset Holdings Ltd. (Hong Kong)	2,412,500	16,340,413
Deutsche EuroShop AG (Germany)	7,340	207,358
Emaar Development PJSC (United Arab Emirates)	457,056	512,721
Emaar Malls PJSC (United Arab Emirates)	1,000,416	511,651
Emaar Properties PJSC (United Arab Emirates)	2,953,406	3,707,722
Gemdale Corp. (China) (Class A Stock)	16,300	26,327
Goldcrest Co. Ltd. (Japan)	11,700	230,297
Greenland Holdings Group Co. Ltd. (China) (Class A Stock)	77,200	76,302
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	534,400	810,280
Hang Lung Properties Ltd. (Hong Kong)	225,000	512,072
Henderson Land Development Co. Ltd. (Hong Kong)	1,366,640	6,366,563
Hongkong Land Holdings Ltd. (Hong Kong)	1,589,900	8,944,590
Hysan Development Co. Ltd. (Hong Kong)	133,000	537,664
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
IMMOFINANZ AG (Austria)*	60,844	$ 1,689,918
Jinke Properties Group Co. Ltd. (China) (Class A Stock)	76,000	69,790
Jones Lang LaSalle, Inc.	224,303	31,191,575
K Wah International Holdings Ltd. (Hong Kong)	1,872,000	990,011
Kaisa Group Holdings Ltd. (China)*	454,000	199,990
Kerry Properties Ltd. (Hong Kong)	444,000	1,371,216
KWG Group Holdings Ltd. (China)*	31,000	27,220
Logan Property Holdings Co. Ltd. (China)	176,000	251,596
Longfor Group Holdings Ltd. (China), 144A	43,500	163,122
Mitsubishi Estate Co. Ltd. (Japan)	365,500	7,080,784
Mitsui Fudosan Co. Ltd. (Japan)	114,500	2,852,121
New World Development Co. Ltd. (Hong Kong)	632,000	821,065
Newmark Group, Inc. (Class A Stock)	1,005,313	9,108,136
Nomura Real Estate Holdings, Inc. (Japan)	12,000	260,250
Poly Developments & Holdings Group Co. Ltd. (China) (Class A Stock)	48,100	96,218
PSP Swiss Property AG (Switzerland)	5,215	662,183
RMR Group, Inc. (The) (Class A Stock)(a)	20,000	909,600
Shanghai Industrial Urban Development Group Ltd. (China)	36,000	4,550
Shimao Property Holdings Ltd. (China)	256,500	750,122
Shui On Land Ltd. (China)	2,921,000	581,887
Sino Land Co. Ltd. (Hong Kong)	314,000	472,936
Sino-Ocean Group Holding Ltd. (China)	2,328,000	792,802
SM Prime Holdings, Inc. (Philippines)	1,607,500	1,153,474
Sumitomo Realty & Development Co. Ltd. (Japan)	42,500	1,622,715
Sun Hung Kai Properties Ltd. (Hong Kong)	55,500	800,715
Sunac China Holdings Ltd. (China)	220,000	887,037
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,811,000	16,948,148
Swire Properties Ltd. (Hong Kong)	329,400	1,036,413
TAG Immobilien AG (Germany)*	16,710	381,354
Tokyo Tatemono Co. Ltd. (Japan)	25,000	352,889
Wharf Holdings Ltd. (The) (Hong Kong)	581,000	1,269,736
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	1,535,000	8,390,857
Wheelock & Co. Ltd. (Hong Kong)	386,000	2,207,981
Wihlborgs Fastigheter AB (Sweden)	18,152	294,884
Yuexiu Property Co. Ltd. (China)	2,138,000	464,500
Yuzhou Properties Co. Ltd. (China)	350,000	139,603
		148,461,534
Road & Rail — 0.4%
ArcBest Corp.(a)	2,400	73,080
Aurizon Holdings Ltd. (Australia)	272,358	1,085,407
Avis Budget Group, Inc.*	582,100	16,450,146
BTS Group Holdings PCL (Thailand)	158,100	69,312

A16

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Road & Rail (cont’d.)
Canadian National Railway Co. (Canada)	9,000	$ 808,122
Canadian Pacific Railway Ltd. (Canada)	7,700	1,711,163
Central Japan Railway Co. (Japan)	15,000	3,092,598
Container Corp. Of India Ltd. (India)	4,275	36,519
CSX Corp.(a)	238,500	16,520,895
East Japan Railway Co. (Japan)	38,400	3,674,177
Go-Ahead Group PLC (The) (United Kingdom)	8,710	215,930
Landstar System, Inc.(a)	51,300	5,775,354
Localiza Rent a Car SA (Brazil)	14,900	163,023
National Express Group PLC (United Kingdom)	488,401	2,602,004
Old Dominion Freight Line, Inc.	21,000	3,569,370
Ryder System, Inc.	36,700	1,899,959
Sankyu, Inc. (Japan)	110,100	5,734,841
Seibu Holdings, Inc. (Japan)	149,800	2,616,845
Seino Holdings Co. Ltd. (Japan)	18,200	228,824
West Japan Railway Co. (Japan)	21,000	1,778,694
		68,106,263
Semiconductors & Semiconductor Equipment — 1.8%
Advantest Corp. (Japan)	25,200	1,121,881
Amkor Technology, Inc.*	302,500	2,752,750
ams AG (Austria)*	40,793	1,814,547
Analog Devices, Inc.	14,400	1,608,912
Applied Materials, Inc.	256,800	12,814,320
ASM International NV (Netherlands)	5,704	525,036
ASML Holding NV (Netherlands)	3,877	963,535
Broadcom, Inc.(a)	129,800	35,833,886
Cirrus Logic, Inc.*	230,100	12,328,758
Dialog Semiconductor PLC (United Kingdom)*	283,674	13,424,320
Diodes, Inc.*	88,700	3,561,305
Entegris, Inc.	28,300	1,331,798
Globalwafers Co. Ltd. (Taiwan)	80,000	813,569
Intel Corp.	1,689,700	87,070,241
Lasertec Corp. (Japan)	4,800	302,734
Lattice Semiconductor Corp.*	128,800	2,355,108
LONGi Green Energy Technology Co. Ltd. (China) (Class A Stock)	20,400	75,075
MediaTek, Inc. (Taiwan)	107,000	1,277,361
Monolithic Power Systems, Inc.	23,200	3,610,616
Nanya Technology Corp. (Taiwan)	800,000	2,073,297
NeoPhotonics Corp.*	206,500	1,257,585
Novatek Microelectronics Corp. (Taiwan)	374,000	2,151,449
NVIDIA Corp.	119,200	20,749,144
Phison Electronics Corp. (Taiwan)	89,000	794,064
Powertech Technology, Inc. (Taiwan)	272,000	766,364
Qorvo, Inc.*	47,200	3,499,408
Rambus, Inc.*	130,900	1,718,062
Realtek Semiconductor Corp. (Taiwan)	220,000	1,636,824
Silicon Laboratories, Inc.*	95,600	10,645,060
SK Hynix, Inc. (South Korea)	47,089	3,244,738
SMART Global Holdings, Inc.*(a)	65,900	1,679,132
SOITEC (France)*	2,732	270,128
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
STMicroelectronics NV (Switzerland)	87,415	$ 1,691,347
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	648,000	5,704,783
Teradyne, Inc.	312,000	18,067,920
Texas Instruments, Inc.	48,900	6,319,836
Tokyo Electron Ltd. (Japan)	46,600	8,951,216
Ultra Clean Holdings, Inc.*	68,700	1,005,424
United Microelectronics Corp. (Taiwan)	1,180,000	507,962
Universal Display Corp.	282,900	47,498,910
Vanguard International Semiconductor Corp. (Taiwan)	213,000	430,901
Win Semiconductors Corp. (Taiwan)	8,000	72,211
Winbond Electronics Corp. (Taiwan)	1,248,000	720,229
Xperi Corp.(a)	39,100	808,588
		325,850,334
Software — 3.3%
361 Security Technology, Inc. (China) (Class A Stock)	7,836	25,743
ACI Worldwide, Inc.*	73,200	2,292,990
Adobe, Inc.*	170,100	46,990,125
Avast PLC (United Kingdom), 144A	54,314	258,965
Avaya Holdings Corp.*	28,700	293,601
AVEVA Group PLC (United Kingdom)	7,993	363,087
CDK Global, Inc.	371,400	17,860,626
Check Point Software Technologies Ltd. (Israel)*(a)	15,900	1,741,050
Cision Ltd.*	238,500	1,834,065
CommVault Systems, Inc.*	24,900	1,113,279
Constellation Software, Inc. (Canada)	400	399,487
CyberArk Software Ltd.*(a)	121,700	12,148,094
Dassault Systemes SE (France)	16,398	2,340,297
Globant SA (Argentina)*	900	82,422
Intuit, Inc.	185,600	49,358,464
j2 Global, Inc.(a)	280,300	25,456,846
LogMeIn, Inc.(a)	291,900	20,713,224
Manhattan Associates, Inc.*(a)	262,000	21,135,540
Microsoft Corp.	2,060,000	286,401,800
MicroStrategy, Inc. (Class A Stock)*	7,000	1,038,590
Mitek Systems, Inc.*	55,800	538,470
Nemetschek SE (Germany)	7,471	381,889
Nice Ltd. (Israel)*	17,823	2,609,939
Nuance Communications, Inc.*	797,200	13,002,332
Open Text Corp. (Canada)	15,300	624,080
Oracle Corp.(a)	764,900	42,092,447
Oracle Corp. (Japan)	4,900	426,888
Progress Software Corp.	190,900	7,265,654
SAP SE (Germany)	19,081	2,244,965
SimCorp A/S (Denmark)	5,353	470,223
SPS Commerce, Inc.*	83,400	3,925,638
Symantec Corp.	286,500	6,769,995
Systena Corp. (Japan)	106,300	1,585,354
Teradata Corp.*(a)	163,500	5,068,500
TiVo Corp.	415,200	3,161,748
Verint Systems, Inc.*(a)	109,900	4,701,522
WiseTech Global Ltd. (Australia)	14,078	331,052
		587,048,991

A17

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail — 1.1%
Aaron’s, Inc.	29,200	$ 1,876,392
ABC-Mart, Inc. (Japan)	17,000	1,083,045
Accent Group Ltd. (Australia)	1,710,657	1,979,462
Asbury Automotive Group, Inc.*	98,100	10,038,573
AutoNation, Inc.*	703,200	35,652,240
Best Buy Co., Inc.	280,900	19,379,291
Dunelm Group PLC (United Kingdom)	138,548	1,428,469
EDION Corp. (Japan)(a)	525,100	5,080,988
Fast Retailing Co. Ltd. (Japan)	7,500	4,475,775
Genesco, Inc.*(a)	23,100	924,462
Group 1 Automotive, Inc.	48,600	4,486,266
Hennes & Mauritz AB (Sweden) (Class B Stock)	510,403	9,892,996
Hikari Tsushin, Inc. (Japan)	2,800	608,363
JB Hi-Fi Ltd. (Australia)	15,043	344,525
JD Sports Fashion PLC (United Kingdom)	733,405	6,764,082
JUMBO SA (Greece)	5,037	95,520
Kingfisher PLC (United Kingdom)	246,252	625,037
L Brands, Inc.(a)	104,100	2,039,319
Lithia Motors, Inc. (Class A Stock)	33,500	4,434,730
Lowe’s Cos., Inc.	451,400	49,635,944
Michaels Cos., Inc. (The)*(a)	1,534,000	15,017,860
Office Depot, Inc.(a)	208,800	366,444
PAL GROUP Holdings Co. Ltd. (Japan)	24,500	758,792
Petrobras Distribuidora SA (Brazil)	9,600	63,493
Pets at Home Group PLC (United Kingdom)	115,359	294,047
Sally Beauty Holdings, Inc.*(a)	986,500	14,688,985
Sonic Automotive, Inc. (Class A Stock)(a)	98,200	3,084,462
		195,119,562
Technology Hardware, Storage & Peripherals — 1.9%
Advantech Co. Ltd. (Taiwan)	97,000	854,406
Apple, Inc.	1,168,400	261,686,548
Asustek Computer, Inc. (Taiwan)	36,000	239,320
Catcher Technology Co. Ltd. (Taiwan)	107,000	811,795
Chicony Electronics Co. Ltd. (Taiwan)	415,000	1,224,432
Compal Electronics, Inc. (Taiwan)	372,000	214,856
Dell Technologies, Inc. (Class C Stock)*	21,489	1,114,420
Diebold Nixdorf, Inc.*(a)	926,900	10,381,280
Elecom Co. Ltd. (Japan)	25,300	993,230
FUJIFILM Holdings Corp. (Japan)	45,300	1,997,668
HP, Inc.	1,133,500	21,445,820
Konica Minolta, Inc. (Japan)	81,200	568,349
Lite-On Technology Corp. (Taiwan)	831,000	1,318,197
Logitech International SA (Switzerland)	55,652	2,261,707
NCR Corp.*	460,300	14,527,068
NEC Corp. (Japan)	219,900	9,337,095
Quadient SAS (France)	27,825	576,275
Samsung Electronics Co. Ltd. (South Korea)	117,059	4,805,743
Wistron Corp. (Taiwan)	529,000	427,597
Xerox Holdings Corp.	229,900	6,876,309
		341,662,115
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	66,317	$ 20,642,146
ANTA Sports Products Ltd. (China)	51,000	422,473
Burberry Group PLC (United Kingdom)	351,357	9,376,473
Capri Holdings Ltd.*	176,100	5,839,476
Deckers Outdoor Corp.*	3,900	574,704
Feng TAY Enterprise Co. Ltd. (Taiwan)	148,500	1,067,248
Fila Korea Ltd. (South Korea)	33,755	1,640,927
Goldwin, Inc. (Japan)(a)	29,800	2,569,635
Hermes International (France)	19,112	13,208,787
HLA Corp. Ltd. (China) (Class A Stock)	21,100	23,998
Kontoor Brands, Inc.(a)	11,100	389,610
Li Ning Co. Ltd. (China)	56,500	162,551
LVMH Moet Hennessy Louis Vuitton SE (France)	70,709	28,140,240
Pou Chen Corp. (Taiwan)	252,000	323,221
Puma SE (Germany)	14,401	1,115,899
PVH Corp.	33,600	2,964,528
Skechers U.S.A., Inc. (Class A Stock)*	605,800	22,626,630
Swatch Group AG (The) (Switzerland), (SWX)	7,548	380,054
		111,468,600
Thrifts & Mortgage Finance — 0.2%
Deutsche Pfandbriefbank AG (Germany), 144A	590,365	7,217,683
Essent Group Ltd.	81,000	3,861,270
Federal Agricultural Mortgage Corp. (Class C Stock)	19,900	1,625,034
HomeStreet, Inc.*	38,700	1,057,284
Housing Development Finance Corp. Ltd. (India)	11,667	325,924
LIC Housing Finance Ltd. (India)	7,585	40,360
New York Community Bancorp, Inc.	570,100	7,154,755
NMI Holdings, Inc. (Class A Stock)*	43,800	1,150,188
OneSavings Bank PLC (United Kingdom)	44,358	201,747
Radian Group, Inc.	238,300	5,442,772
Walker & Dunlop, Inc.	39,400	2,203,642
		30,280,659
Tobacco — 0.7%
Altria Group, Inc.	1,146,500	46,891,850
British American Tobacco PLC (United Kingdom)	563,526	20,790,485
Gudang Garam Tbk PT (Indonesia)	88,800	327,903
Imperial Brands PLC (United Kingdom)	518,763	11,638,427
ITC Ltd. (India)	84,679	310,991
Japan Tobacco, Inc. (Japan)	154,900	3,393,826
KT&G Corp. (South Korea)	14,519	1,281,545
Philip Morris International, Inc.	481,600	36,567,888
Scandinavian Tobacco Group A/S (Denmark), 144A	179,982	2,110,039
Swedish Match AB (Sweden)	17,279	714,621
Turning Point Brands, Inc.(a)	57,300	1,321,338
Universal Corp.	4,700	257,607
		125,606,520

A18

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors — 0.5%
AerCap Holdings NV (Ireland)*	37,300	$ 2,042,175
Ashtead Group PLC (United Kingdom)	68,625	1,911,402
BMC Stock Holdings, Inc.*	438,100	11,469,458
Diploma PLC (United Kingdom)	13,977	285,623
Foundation Building Materials, Inc.*	73,600	1,140,064
GMS, Inc.*	436,500	12,536,280
Herc Holdings, Inc.*	62,200	2,892,922
Howden Joinery Group PLC (United Kingdom)	75,950	522,253
ITOCHU Corp. (Japan)	873,500	18,075,329
Marubeni Corp. (Japan)	100,100	668,127
Mitsui & Co. Ltd. (Japan)	550,500	9,040,974
Posco International Corp. (South Korea)	25,433	407,183
Rush Enterprises, Inc. (Class A Stock)	13,900	536,262
Sojitz Corp. (Japan)	2,297,200	7,151,026
Sumitomo Corp. (Japan)	195,000	3,057,831
Toyota Tsusho Corp. (Japan)	27,000	875,797
WESCO International, Inc.*	285,300	13,628,781
Xiamen C & D, Inc. (China) (Class A Stock)	55,200	67,313
		86,308,800
Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	79,737	14,606,435
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	42,000	35,857
Enav SpA (Italy), 144A	35,850	202,525
Flughafen Zurich AG (Switzerland)	2,485	460,362
Fraport AG Frankfurt Airport Services Worldwide (Germany)	31,248	2,652,661
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	11,600	111,956
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	45,910	699,980
Hamburger Hafen und Logistik AG (Germany)	35,209	879,107
Kamigumi Co. Ltd. (Japan)	230,300	5,237,024
Malaysia Airports Holdings Bhd (Malaysia)	24,700	50,972
Mitsubishi Logistics Corp. (Japan)	7,500	191,240
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	6,025	53,878
Shanghai International Airport Co. Ltd. (China) (Class A Stock)	6,704	74,802
Westports Holdings Bhd (Malaysia)	27,100	26,723
		25,283,522
Water Utilities — 0.0%
Aguas Andinas SA (Chile) (Class A Stock)	148,125	81,015
American States Water Co.(a)	15,400	1,383,844
SJW Group	44,100	3,011,589
		4,476,448
Wireless Telecommunication Services — 0.3%
Advanced Info Service PCL (Thailand)	161,400	1,161,441
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
America Movil SAB de CV (Mexico) (Class L Stock)	1,299,600	$ 965,447
China Mobile Ltd. (China)	39,000	323,501
China United Network Communications Group Co. Ltd. (China) (Class A Stock)	34,900	29,342
Globe Telecom, Inc. (Philippines)	34,150	1,205,895
KDDI Corp. (Japan)	778,000	20,309,483
NTT DOCOMO, Inc. (Japan)	620,100	15,862,464
PLDT, Inc. (Philippines)	36,995	809,349
Shenandoah Telecommunications Co.	58,400	1,855,368
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	551,000	479,116
Softbank Corp. (Japan)	123,100	1,669,868
SoftBank Group Corp. (Japan)	41,200	1,628,770
Telephone & Data Systems, Inc.	306,900	7,918,020
TIM Participacoes SA (Brazil)	59,900	172,566
Total Access Communication PCL (Thailand)	17,500	32,958
Turkcell Iletisim Hizmetleri A/S (Turkey)	27,781	64,073
Vodafone Group PLC (United Kingdom)	241,791	481,741
		54,969,402

Total Common Stocks (cost $10,841,038,354)		11,486,200,294
Exchange-Traded Funds — 0.2%
iShares MSCI EAFE ETF(a)	275,046	17,935,749
iShares MSCI EAFE Small-Cap ETF(a)	100,000	5,723,000
iShares MSCI Emerging Markets ETF(a)	46,087	1,883,576
iShares MSCI Saudi Arabia ETF(a)	114,400	3,486,912

Total Exchange-Traded Funds (cost $29,261,907)		29,029,237
Preferred Stocks — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	8,415	467,696
Hyundai Motor Co. (South Korea) (2nd PRFC)	2,684	190,763
Hyundai Motor Co. (South Korea) (PRFC)	2,597	166,471
Porsche Automobil Holding SE (Germany) (PRFC)	122,951	7,999,562
Volkswagen AG (Germany) (PRFC)	12,218	2,077,565
		10,902,057
Banks — 0.0%
Banco Bradesco SA (Brazil) (PRFC)	5,940	48,550
Itau Unibanco Holding SA (Brazil) (PRFC)	116,800	985,854
Itausa - Investimentos Itau SA (Brazil) (PRFC)	407,200	1,297,568
		2,331,972

A19

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Beverages — 0.0%
Embotelladora Andina SA (Chile) (PRFC B)	162,304	$ 543,128
Capital Markets — 0.0%
State Street Corp., 5.350%	60,000	1,605,600
Chemicals — 0.0%
LG Chem Ltd. (South Korea) (PRFC)	208	29,155
Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)	10,900	144,023
Electric Utilities — 0.0%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	74,300	750,520
Cia Energetica de Minas Gerais (Brazil) (PRFC)	22,900	79,145
		829,665
Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao (Brazil) (PRFC)	40,700	783,937
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	4,607	840,986
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	254,600	1,685,711
Surgutneftegas PJSC (Russia) (PRFC)	3,004,900	1,737,102
Transneft PJSC (Russia) (PRFC)	301	695,388
		4,118,201
Personal Products — 0.0%
LG Household & Health Care Ltd. (South Korea) (PRFC)	58	37,408
Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	20,430	674,710

Total Preferred Stocks (cost $23,404,017)		22,840,842

	Units
Rights* — 0.0%
Banks — 0.0%
Shanghai Commercial & Savings Bank Ltd. (Taiwan), expiring 10/08/19	30,792	15,909
Equity Real Estate Investment Trusts (REITs) — 0.0%
Keppel DC REIT (Singapore), expiring 10/08/19	17,094	2,468

Total Rights (cost $—)		18,377

Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities — 5.6%
Automobiles — 0.5%
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-01A, Class A, 144A
2.990%	06/20/22	3,700	$ 3,740,060
Series 2018-01A, Class A, 144A
3.700%	09/20/24	12,800	13,401,618
Series 2018-02A, Class A, 144A
4.000%	03/20/25	4,500	4,789,402
Series 2019-02A, Class A, 144A
3.350%	09/22/25	8,200	8,533,097
Series 2019-03A, Class A, 144A
2.360%	03/20/26	10,900	10,854,896
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	9,000	9,373,654
Ford Credit Floorplan Master Owner Trust,
Series 2019-04, Class A
2.440%	09/15/26	9,000	9,048,242
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class B, 144A
2.880%	06/15/21	874	873,786
Series 2018-01A, Class B, 144A
3.710%	04/14/25	6,860	7,056,612
Series 2019-01A, Class A, 144A
3.630%	09/14/27	14,900	15,533,742
Santander Drive Auto Receivables Trust,
Series 2019-03, Class C
2.490%	10/15/25	5,200	5,217,795
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	7,800	7,972,538
			96,395,442
Collateralized Loan Obligations — 3.6%
ALM Ltd. (Cayman Islands),
Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490% (Cap N/A, Floor 1.490%)
3.793%(c)	10/15/28	7,750	7,752,474
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.583%(c)	07/15/29	4,500	4,501,430
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.582%(c)	07/16/29	20,750	20,762,448
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
3.219%(c)	04/23/31	7,500	7,417,598
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.653%(c)	10/15/28	9,000	9,014,012
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
3.640%(c)	07/18/30	11,750	11,750,841

A20

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2019-14A, Class A1, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
4.086%(c)	04/20/32	24,500	$ 24,500,840
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.553%(c)	07/15/29	10,750	10,749,137
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.553%(c)	10/15/30	13,750	13,728,326
BlueMountain CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 0.000%)
3.633%(c)	04/13/27	1,366	1,368,552
Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)
3.446%(c)	08/20/32	13,000	13,000,442
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
3.273%(c)	04/17/31	16,000	15,832,240
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
3.598%(c)	01/20/32	15,000	15,008,124
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
3.578%(c)	04/20/31	4,970	4,969,431
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
3.508%(c)	04/20/31	10,500	10,475,781
Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
3.498%(c)	07/20/31	7,750	7,745,372
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
3.700%(c)	10/18/26	357	356,716
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
3.263%(c)	04/24/31	25,000	24,687,813
Elevation CLO Ltd. (Cayman Islands),
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
3.483%(c)	10/15/26	2,171	2,173,697
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.297%(c)	04/26/31	14,000	13,791,739
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.458%(c)	10/20/31	28,400	28,236,478
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.306%(c)	04/25/31	20,000	19,701,894
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.539%(c)	10/23/29	10,000	$ 9,978,628
Mariner CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.386%(c)	04/25/31	30,000	29,839,971
MidOcean Credit CLO (Cayman Islands),
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.286%(c)	02/20/31	15,000	14,906,477
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.532%(c)	01/16/31	15,000	14,883,633
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
3.153%(c)	01/15/28	9,000	8,970,693
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.563%(c)	07/15/30	11,000	11,005,305
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
3.383%(c)	04/17/31	14,000	13,843,840
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.516%(c)	10/30/30	12,750	12,731,087
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.553%(c)	10/17/30	7,500	7,470,458
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.308%(c)	04/20/31	15,000	14,837,228
Silver Creek CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.518%(c)	07/20/30	12,000	12,001,807
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
3.568%(c)	10/20/28	9,250	9,261,120
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
3.498%(c)	10/20/30	13,250	13,219,118
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.603%(c)	07/17/26	25,000	25,005,722
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.543%(c)	01/17/30	11,500	11,479,828

A21

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
3.533%(c)	07/15/29	10,500	$ 10,495,814
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
3.418%(c)	01/20/31	8,000	7,946,850
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
3.480%(c)	10/18/31	13,750	13,633,546
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 0.000%)
3.596%(c)	07/25/29	16,250	16,289,902
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.486%(c)	01/25/31	9,000	8,933,984
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
3.246%(c)	04/25/31	12,500	12,369,888
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 0.000%)
3.598%(c)	04/20/29	9,000	8,996,405
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.528%(c)	10/20/29	12,750	12,747,486
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.478%(c)	10/20/31	10,000	9,922,630
West CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.000%)
3.220%(c)	07/18/26	6,708	6,697,307
York CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
3.516%(c)	07/22/32	10,000	9,999,872
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
3.673%(c)	07/15/29	13,500	13,560,238
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
3.593%(c)	04/15/30	7,000	6,949,537
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
3.253%(c)	04/15/29	20,000	19,846,422
			635,350,181
Consumer Loans — 0.5%
Lendmark Funding Trust,
Series 2017-02A, Class A, 144A
2.800%	05/20/26	8,300	8,296,853
Series 2019-01A, Class A, 144A
3.000%	12/20/27	7,300	7,355,182
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Mariner Finance Issuance Trust,
Series 2017-BA, Class A, 144A
2.920%	12/20/29	12,600	$ 12,630,272
Series 2019-AA, Class A, 144A
2.960%	07/20/32	2,400	2,429,142
OneMain Financial Issuance Trust,
Series 2016-01A, Class A, 144A
3.660%	02/20/29	3,685	3,697,765
Series 2017-01A, Class B, 144A
2.790%	09/14/32	2,500	2,500,919
Oportun Funding LLC,
Series 2017-A, Class A, 144A
3.230%	06/08/23	6,000	5,998,764
Series 2017-B, Class A, 144A
3.220%	10/10/23	12,600	12,628,853
Series 2018-A, Class A, 144A
3.610%	03/08/24	4,930	4,984,451
Series 2018-B, Class A, 144A
3.910%	07/08/24	4,800	4,873,301
Series 2018-C, Class A, 144A
4.100%	10/08/24	5,400	5,535,388
Series 2018-D, Class A, 144A
4.150%	12/09/24	3,800	3,902,339
Series 2019-A, Class A, 144A
3.080%	08/08/25	4,900	4,931,416
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
4.868%(c)	02/25/23	3,880	3,882,311
			83,646,956
Credit Cards — 0.1%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	19,800	22,536,835
Discover Card Execution Note Trust,
Series 2017-A05, Class A5, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
2.628%(c)	12/15/26	2,000	2,008,984
			24,545,819
Equipment — 0.0%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41	6,400	6,397,965
Home Equity Loans — 0.1%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-AR01, Class M3, 1 Month LIBOR + 4.500% (Cap N/A, Floor 3.000%)
4.054%(c)	01/25/33	2,000	2,002,782
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-W05, Class AV2, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.380%)
2.778%(c)	10/25/33	958	959,137

A22

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
CDC Mortgage Capital Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.900%)
3.368%(c)	08/25/33	1,874	$ 1,876,434
Series 2003-HE04, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
2.993%(c)	03/25/34	647	640,371
Home Equity Asset Trust,
Series 2002-01, Class M1, 1 Month LIBOR + 1.320% (Cap N/A, Floor 0.880%)
3.338%(c)	11/25/32	1,016	1,013,700
Series 2002-05, Class M1, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.200%)
3.718%(c)	05/25/33	2,041	2,039,635
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 0.720%)
3.098%(c)	04/25/34	637	640,913
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.360%)
2.738%(c)	07/25/34	174	172,637
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.400%)
2.818%(c)	08/25/35	810	786,483
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)
3.038%(c)	10/25/33	661	662,328
Series 2003-NC07, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
3.068%(c)	06/25/33	430	434,626
Series 2005-HE02, Class M1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.400%)
2.618%(c)	01/25/35	1,066	1,066,039
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-06, Class A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.330%)
2.678%(c)	11/25/33	1,444	1,432,189
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-01, Class M4, 1 Month LIBOR + 0.915% (Cap N/A, Floor 0.610%)
2.933%(c)	04/25/35	3,140	3,135,930
Series 2005-03, Class M4, 1 Month LIBOR + 0.885% (Cap N/A, Floor 0.590%)
2.903%(c)	11/25/35	590	588,818
			17,452,022
Other — 0.0%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
4.368%(c)	04/25/23	3,080	3,063,261
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
4.818%(c)	06/25/24	3,550	3,529,871
			6,593,132
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities — 0.4%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD02, Class A1
4.924%(cc)	03/25/44		800	$ 806,151
Chase Funding Trust,
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.330%)
2.678%(c)	11/25/32		478	468,763
CIT Mortgage Loan Trust,
Series 2007-01, Class 2A3, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
3.468%(c)	10/25/37		2,829	2,841,295
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)
5.250%(c)	12/26/46		6,930	6,928,966
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58		508	512,973
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB05, Class M1, 1 Month LIBOR + 0.915% (Cap N/A, Floor 0.610%)
2.933%(c)	01/25/34		2,209	2,218,299
Legacy Mortgage Asset Trust,
Series 2017-RPL01, Class A, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
3.890%(c)	01/28/70		2,614	2,653,404
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59		270	273,072
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		2,875	2,898,837
Series 2019-GS03, Class A1, 144A
3.750%	04/25/59		1,137	1,151,464
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		774	779,305
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54		1,830	1,832,105
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WHQ02, Class M2, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.460%)
2.708%(c)	05/25/35		4,072	4,081,679
Popular ABS Mortgage Pass-Through Trust,
Series 2005-04, Class M1, 1 Month LIBOR + 0.460% (Cap 14.000%, Floor 0.460%)
2.478%(c)	09/25/35		4,286	4,303,023
Series 2005-05, Class AF4
3.979%(cc)	11/25/35		1,672	1,678,687
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	03/16/23	EUR	12,978	14,117,244
Towd Point Mortgage Trust,
Series 2015-02, Class 1M2, 144A
3.801%(cc)	11/25/60		4,000	4,209,928
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		4,295	4,328,312
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		10,855	10,958,251
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58		770	784,266

A23

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		353	$ 365,796
				68,191,820
Student Loans — 0.4%
Commonbond Student Loan Trust,
Series 2017-AGS, Class A2, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.868%(c)	05/25/41		2,791	2,779,367
Earnest Student Loan Program LLC,
Series 2017-A, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.018%(c)	01/25/41		896	898,222
Series 2017-A, Class A2, 144A
2.650%	01/25/41		3,665	3,676,327
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%	08/25/43		10,656	10,985,011
Park Avenue Funding Trust,
Series 2019-02, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.640%(c)	11/27/20		3,280	3,279,966
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
—%(p)	12/15/45		17,946	18,589,370
Series 2019-D, Class 1PT, 144A
2.460%(cc)	01/16/46		21,100	21,728,295
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		6,900	6,904,014
				68,840,572

Total Asset-Backed Securities (cost $1,002,622,715)				1,007,413,909
Bank Loans — 0.1%
Chemicals — 0.0%
Avantor, Inc. (United Kingdom),
Initial B-2 Euro Term Loan, 1 Month EURIBOR + 3.250%
3.250%(c)	11/21/24	EUR	527	580,106
Computers — 0.0%
McAfee LLC,
Term B USD Loan, 1 Month LIBOR + 3.750%
5.794%(c)	09/30/24		2,698	2,702,488
Diversified Financial Services — 0.1%
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 3 Month EURIBOR + 7.750%
8.750%(c)	04/20/26^	EUR	914	996,009
Term B, 3 Month GBP LIBOR + 4.750%
5.508%(c)	02/06/25	GBP	1,320	1,574,873
Term B-1, 3 Month EURIBOR + 4.000%
4.000%(c)	02/07/25	EUR	2,925	3,120,255
				5,691,137
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Bank Loans (continued)
Healthcare-Products — 0.0%
Ceva Sante Animale SA (United Kingdom),
Term Loan, 3 Month EURIBOR + 4.750%
4.750%(c)	04/13/26	EUR	2,830	$ 3,111,549
Retail — 0.0%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
10.104%(c)	04/20/26		1,689	1,665,724

Total Bank Loans (cost $14,511,028)				13,751,004
Commercial Mortgage-Backed Securities — 4.6%
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50		13,400	14,312,704
Series 2017-BNK05, Class A3
3.020%	06/15/60		24,420	25,207,220
Series 2017-BNK07, Class A4
3.175%	09/15/60		34,400	36,342,148
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		16,000	16,879,864
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		17,000	17,554,231
Series 2017-C08, Class A3
3.305%	06/15/50		19,400	20,410,162
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50		22,300	23,536,060
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48		8,000	8,510,489
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47		6,000	6,310,428
Series 2014-UBS02, Class A5
3.961%	03/10/47		5,578	5,950,740
Series 2014-UBS04, Class A3
3.430%	08/10/47		5,900	6,003,599
Series 2014-UBS06, Class A4
3.378%	12/10/47		1,600	1,674,097
Series 2015-CR25, Class A3
3.505%	08/10/48		16,000	17,011,238
Series 2015-CR26, Class A3
3.359%	10/10/48		3,000	3,160,532
Series 2015-CR26, Class A4
3.630%	10/10/48		5,000	5,352,327
Series 2015-CR27, Class A3
3.349%	10/10/48		20,050	21,180,926
Series 2015-DC01, Class A4
3.078%	02/10/48		5,000	5,171,331
Series 2015-LC21, Class A3
3.445%	07/10/48		7,000	7,414,250
Series 2015-LC23, Class A3
3.521%	10/10/48		20,000	21,325,696
Series 2016-COR01, Class A3
2.826%	10/10/49		11,000	11,294,909

A24

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	8,000	$ 8,362,098
Series 2015-C03, Class A3
3.447%	08/15/48	7,000	7,385,545
Series 2017-CX10, Class A4
3.191%	11/15/50	13,000	13,678,935
DBJPM Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	10,900	11,127,409
Fannie Mae-Aces,
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	2,318	2,419,204
Series 2015-M17, Class A2
3.035%(cc)	11/25/25	9,500	9,921,851
Series 2017-M01, Class A2
2.497%(cc)	10/25/26	13,826	14,052,061
Series 2017-M04, Class A2
2.672%(cc)	12/25/26	25,500	26,331,359
Series 2018-M04, Class A2
3.144%(cc)	03/25/28	15,400	16,330,345
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.643%(cc)	06/25/20	10,566	73,177
Series K025, Class X1, IO
0.949%(cc)	10/25/22	12,028	264,348
Series K052, Class X1, IO
0.797%(cc)	11/25/25	107,205	3,683,028
Series K055, Class X1, IO
1.499%(cc)	03/25/26	32,116	2,406,723
Series K058, Class X1, IO
1.056%(cc)	08/25/26	202,892	11,161,881
Series K075, Class AM
3.650%(cc)	02/25/28	12,725	14,028,384
Series W5FX, Class AFX
3.336%(cc)	04/25/28	8,650	9,315,592
GS Mortgage Securities Trust,
Series 2015-GC34, Class A3
3.244%	10/10/48	8,300	8,745,195
Series 2015-GS01, Class A2
3.470%	11/10/48	20,000	21,352,826
Series 2017-GS06, Class A2
3.164%	05/10/50	15,500	16,304,717
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.669%	04/15/47	6,240	6,377,123
Series 2014-C21, Class A4
3.493%	08/15/47	3,782	3,965,060
Series 2014-C25, Class A4A1
3.408%	11/15/47	7,000	7,380,438
Series 2015-C28, Class A2
2.773%	10/15/48	1,310	1,308,708
Series 2015-C28, Class A4
3.227%	10/15/48	4,700	4,925,579
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A4
3.224%	07/15/50	19,500	20,628,625
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	3,058	$ 3,112,907
LCCM,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	8,050	8,568,918
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A4
3.338%	03/15/48	11,325	11,889,002
Series 2015-C23, Class A3
3.451%	07/15/50	6,800	7,205,564
Series 2015-C26, Class A4
3.252%	10/15/48	28,000	29,399,040
Series 2017-C33, Class A4
3.337%	05/15/50	50,000	53,171,235
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	25,000	26,409,213
Series 2017-H01, Class XB, IO
0.888%(cc)	06/15/50	175,741	8,526,988
UBS Commercial Mortgage Trust,
Series 2017-C03, Class ASB
3.215%	08/15/50	15,001	15,794,581
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A3
2.533%	12/10/45	5,491	5,490,311
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC016, Class A4
3.548%	08/15/50	1,420	1,493,128
Series 2015-LC20, Class A4
2.925%	04/15/50	5,000	5,160,701
Series 2015-NXS01, Class A4
2.874%	05/15/48	7,500	7,719,642
Series 2015-NXS04, Class A3
3.452%	12/15/48	16,700	17,756,490
Series 2016-BNK01, Class A2
2.399%	08/15/49	19,500	19,592,590
Series 2016-C37, Class A4
3.525%	12/15/49	5,100	5,474,714
Series 2016-LC24, Class A3
2.684%	10/15/49	14,500	14,798,300
Series 2017-C38, Class A4
3.190%	07/15/50	17,500	18,452,264
Series 2017-C39, Class ASB
3.212%	09/15/50	11,915	12,455,814
Series 2017-C41, Class A3
3.210%	11/15/50	25,000	26,388,058
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A3
2.749%	05/15/45	2,537	2,589,217

Total Commercial Mortgage-Backed Securities (cost $783,978,761)			817,581,839

A25

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds — 7.9%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.750%	02/01/50(a)		5,820	$ 6,285,795
3.950%	08/01/59		5,210	5,723,337
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25		6,500	6,491,875
7.875%	04/15/27		3,500	3,485,475
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.832%	04/27/25		420	448,541
				22,435,023
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24		14,235	14,390,860
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.875%	05/01/20		5,250	5,387,347
				19,778,207
Airlines — 0.1%
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23		1,133	1,195,701
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24		618	678,386
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20		6,935	6,949,806
3.400%	04/19/21		4,890	4,958,300
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.650%	11/05/20		2,440	2,453,175
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29		1,573	1,639,321
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		1,959	2,062,571
				19,937,260
Apparel — 0.0%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24	EUR	1,180	1,438,446
Auto Manufacturers — 0.3%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
2.750%(c)	04/12/21		1,780	1,781,223
Gtd. Notes, 144A
3.100%	04/12/21		2,375	2,412,218
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.350%	05/04/21		7,230	7,349,106
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	140	$ 129,344
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	7,585	7,620,428
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23	6,070	6,511,313
5.150%	04/01/38	790	797,622
6.250%	10/02/43	1,860	2,037,689
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21	4,470	4,515,845
3.700%	11/24/20	15,120	15,309,000
			48,463,788
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	1,040	845,000
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26(a)	2,210	2,309,450
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)	3,000	2,857,500
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%
4.750%	09/15/26	530	519,400
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/25	1,770	1,828,325
			8,359,675
Banks — 2.6%
Australia & New Zealand Banking Group Ltd./United Kingdom (Australia),
Jr. Sub. Notes, 144A
6.750%(ff)	—(rr)	735	814,013
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23	3,600	3,667,195
3.848%	04/12/23	2,600	2,709,438
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.460%(c)	04/12/23	1,600	1,601,473
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	—(a)(rr)	1,700	1,912,500
Jr. Sub. Notes, Series JJ
5.125%(ff)	—(a)(rr)	2,260	2,336,275
Jr. Sub. Notes, Series U
5.200%(ff)	—(a)(rr)	1,260	1,300,950
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.387%
5.526%(c)	—(rr)	224	224,291
Jr. Sub. Notes, Series Z
6.500%(ff)	—(rr)	420	467,250

A26

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23	4,037	$ 4,122,857
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	4,000	4,132,672
3.593%(ff)	07/21/28	3,750	3,959,103
Sr. Unsec’d. Notes, MTN
3.824%(ff)	01/20/28	16,976	18,222,777
3.974%(ff)	02/07/30	2,620	2,863,172
4.000%	04/01/24	1,380	1,479,294
4.078%(ff)	04/23/40	5,740	6,419,577
Sub. Notes
6.110%	01/29/37	3,080	4,034,022
Sub. Notes, Series L, MTN
3.950%	04/21/25	17,905	18,974,492
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	03/26/22	5,135	5,233,659
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	—(rr)	8,595	8,783,746
Barclays Bank PLC (United Kingdom),
Sub. Notes, 144A
10.179%	06/12/21	6,700	7,493,524
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	1,310	1,340,654
3.684%	01/10/23	1,415	1,439,019
4.950%	01/10/47	440	482,983
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	7,740	8,491,065
BB&T Corp.,
Jr. Sub. Notes
4.800%(ff)	—(rr)	5,000	4,999,950
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.570% (Cap N/A, Floor 0.000%)
2.689%(c)	06/15/20	3,425	3,435,011
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28(a)	935	1,032,814
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21	2,575	2,575,399
2.350%	01/31/20	1,945	1,945,578
2.950%	07/23/21	2,000	2,026,147
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/23	500	532,500
Citigroup, Inc.,
Jr. Sub. Notes
5.900%(ff)	—(a)(rr)	2,500	2,600,000
Jr. Sub. Notes, Series D
5.350%(ff)	—(a)(rr)	670	682,563
Jr. Sub. Notes, Series P
5.950%(ff)	—(a)(rr)	8,500	8,999,545
Jr. Sub. Notes, Series Q
5.950%(ff)	—(rr)	10,570	10,792,816
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
2.700%	03/30/21	7,415	$ 7,484,564
2.750%	04/25/22	2,655	2,694,519
3.200%	10/21/26	3,340	3,452,674
3.700%	01/12/26	2,365	2,511,449
3.887%(ff)	01/10/28	1,810	1,938,795
8.125%	07/15/39	1,110	1,819,837
Sub. Notes
3.875%	03/26/25	4,735	4,982,566
4.450%	09/29/27	6,010	6,557,362
4.750%	05/18/46	180	209,922
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.640%
2.849%(c)	11/07/19	1,330	1,331,029
Sr. Unsec’d. Notes, 144A, MTN
2.000%	09/06/21(a)	2,000	1,998,249
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.950%	11/09/22	2,595	2,702,743
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23	8,500	8,883,640
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.450%	04/16/21	3,610	3,669,471
3.750%	03/26/25	600	630,161
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
3.577%(c)	02/04/21	4,100	4,070,721
Sr. Unsec’d. Notes
4.250%	02/04/21	3,775	3,817,169
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	3,640	3,634,814
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	3,300	3,419,714
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	3,300	3,402,797
4.200%	08/08/23	2,675	2,843,740
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%(ff)	—(rr)	3,765	3,808,938
Jr. Sub. Notes, Series P
5.000%(ff)	—(a)(rr)	5,000	4,908,500
Sr. Unsec’d. Notes
2.875%	02/25/21	1,151	1,160,918
3.272%(ff)	09/29/25	5,541	5,719,525
3.625%	02/20/24	400	419,216
3.750%	02/25/26	660	697,975
3.814%(ff)	04/23/29	3,875	4,114,122
3.850%	01/26/27(a)	1,920	2,035,913
5.750%	01/24/22	875	942,717
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20(a)	2,000	2,028,750
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.000%
3.283%(c)	07/24/23	2,320	2,330,065

A27

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
4.000%	03/03/24	410	$ 436,906
Sr. Unsec’d. Notes, Series D, MTN
6.000%	06/15/20	1,600	1,642,418
Sr. Unsec’d. Notes, Series FRN, 3 Month LIBOR + 1.770%
3.902%(c)	02/25/21	2,920	2,976,526
Sub. Notes
5.150%	05/22/45	6,510	7,726,073
HSBC Bank USA NA,
Sub. Notes
4.875%	08/24/20	3,560	3,646,929
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.500%
3.789%(c)	01/05/22	2,735	2,786,211
Sr. Unsec’d. Notes
3.803%(ff)	03/11/25	750	781,524
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.750%	03/22/21	1,000	1,010,807
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	—(rr)	1,345	1,375,088
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
5.736%(c)	—(rr)	1,184	1,189,549
Jr. Sub. Notes, Series Q
5.150%(ff)	—(rr)	3,500	3,605,000
Jr. Sub. Notes, Series U
6.125%(ff)	—(rr)	750	812,678
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
5.419%(c)	—(rr)	5,000	5,000,000
Jr. Sub. Notes, Series Z
5.300%(ff)	—(rr)	3,505	3,544,431
Sr. Unsec’d. Notes
2.700%	05/18/23	8,885	9,034,372
2.950%	10/01/26	4,420	4,531,879
3.200%	01/25/23	1,420	1,466,489
3.509%(ff)	01/23/29	885	935,479
3.782%(ff)	02/01/28	14,000	14,978,330
3.900%	07/15/25	4,000	4,312,667
3.964%(ff)	11/15/48	2,975	3,335,359
4.260%(ff)	02/22/48	3,550	4,144,677
Sub. Notes
4.250%	10/01/27	2,580	2,834,482
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
3.300%	05/07/21	10,000	10,170,381
Gtd. Notes, 144A, MTN
5.800%	01/13/20	2,500	2,524,951
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.907%(ff)	11/07/23	1,000	1,001,932
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
5.913%(c)	—(rr)	1,175	1,184,635
Sr. Unsec’d. Notes
4.375%	01/22/47	570	669,034
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23	9,820	$ 10,267,215
3.772%(ff)	01/24/29	3,230	3,452,152
3.875%	01/27/26	11,949	12,825,842
4.431%(ff)	01/23/30	9,580	10,759,896
5.500%	01/26/20	2,660	2,688,576
5.500%	07/28/21	3,225	3,422,122
Sr. Unsec’d. Notes, MTN
3.971%(ff)	07/22/38	610	669,251
Sub. Notes, MTN
4.100%	05/22/23	11,000	11,583,770
PNC Bank NA,
Sr. Unsec’d. Notes
2.550%	12/09/21	1,225	1,237,007
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
2.656%(c)	04/30/21	8,110	8,136,459
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23	10,920	11,273,665
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	3,000	3,147,306
State Street Corp.,
Jr. Sub. Notes, Series F
5.250%(ff)	—(rr)	1,975	2,009,563
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%
2.653%(c)	01/17/20	8,125	8,132,527
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.700%	01/27/22	1,255	1,269,014
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
2.500%	12/14/20	2,725	2,741,954
U.S. Bancorp,
Jr. Sub. Notes, Series I
5.125%(ff)	—(rr)	1,979	2,034,412
Jr. Sub. Notes, Series J
5.300%(ff)	—(a)(rr)	5,785	6,199,785
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%(ff)	08/15/23	4,080	4,124,013
3.000%	04/15/21	5,000	5,060,041
US Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%
2.603%(c)	01/24/20	2,380	2,381,733
			463,426,009
Beverages — 0.0%
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21	4,080	4,167,206
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21	1,000	1,032,395

A28

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology (cont’d.)
Celgene Corp.,
Sr. Unsec’d. Notes
2.250%	08/15/21	11,080	$ 11,080,439
			12,112,834
Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22	80	80,600
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.750%	12/01/21	15	15,344
4.500%	02/15/47	305	336,230
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	1,725	1,783,063
5.375%	11/15/24	1,120	1,153,600
5.500%	02/15/23	200	204,000
			3,572,837
Chemicals — 0.1%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43(a)	975	955,500
5.375%	03/15/44	825	830,798
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41	1,000	1,146,718
Mexichem SAB de CV (Mexico),
Gtd. Notes
5.875%	09/17/44	786	832,177
Gtd. Notes, 144A
4.875%	09/19/22	2,300	2,415,023
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	878	930,317
5.450%	11/15/33	485	549,152
5.625%	11/15/43	1,155	1,280,404
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	2,500	2,570,875
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	2,700	2,757,402
SASOL Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	3,070	3,316,530
			17,584,896
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	4,490	4,788,458
7.000%	10/15/37	1,780	2,520,559
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	1,025	1,198,951
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	1,050	$ 1,244,111
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25	1,030	1,051,102
4.875%	01/15/28	2,900	3,016,000
5.250%	01/15/30	3,430	3,595,086
5.500%	05/15/27	600	636,000
5.875%	09/15/26	1,075	1,146,273
			19,196,540
Computers — 0.0%
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21	660	670,560
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
3.600%	10/15/20	270	273,477
			944,037
Distribution/Wholesale — 0.0%
Performance Food Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	10/15/27	20	21,050
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.500%	05/15/21	1,980	2,044,107
American Express Co.,
Jr. Sub. Notes, Series C
4.900%(ff)	—(rr)	580	580,406
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.450%	04/30/21	16,485	16,783,553
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	2,465	2,616,973
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	2,745	2,872,543
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34	449	449,171
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
7.390%	12/02/24	1,005	1,251,313
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20	500	500,568
			27,098,634
Electric — 0.6%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	2,745	3,030,288

A29

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46	1,235	$ 1,432,349
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.250%	09/15/48	2,550	2,972,369
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	2,565	3,532,452
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/22	1,339	1,335,632
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	2,620	2,711,700
Sr. Unsec’d. Notes
5.750%	01/15/25(a)	6,275	6,384,813
Commonwealth Edison Co.,
First Mortgage
4.350%	11/15/45	1,365	1,625,001
Consumers Energy Co.,
First Mortgage
4.050%	05/15/48	5,980	6,934,217
Enel SpA (Italy),
Jr. Sub. Notes, 144A
8.750%(ff)	09/24/73	900	1,054,125
Entergy Louisiana LLC,
Sec’d. Notes
4.000%	03/15/33	2,260	2,579,854
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	2,115	2,262,593
Sr. Unsec’d. Notes, 144A
5.750%	01/26/21	4,600	4,631,593
7.125%	02/11/25	1,725	1,775,118
Sr. Unsec’d. Notes, 144A, MTN
6.750%	08/06/23	400	410,718
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	1,685	1,728,276
Sr. Unsec’d. Notes
2.450%	04/15/21	553	554,239
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	490	622,321
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.625%	06/15/29	900	1,358,779
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	2,875	3,117,564
Mexico Generadora de Energia S de rl (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32	1,895	2,037,520
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	5,310	5,692,491
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	7,750	$ 8,412,694
NRG Energy, Inc.,
Gtd. Notes, 144A
5.250%	06/15/29	950	1,021,535
PECO Energy Co.,
First Mortgage
3.150%	10/15/25	3,500	3,651,666
3.700%	09/15/47	2,400	2,639,293
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	1,495	1,540,880
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47	5,090	5,282,503
5.000%	03/15/44	2,610	3,046,857
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48(a)	4,945	5,630,689
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47(a)	6,165	6,611,487
Southern Co. (The),
Jr. Sub. Notes, Series B
5.500%(ff)	03/15/57	342	355,875
Sr. Unsec’d. Notes
2.950%	07/01/23	4,595	4,689,695
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27(a)	8,320	8,875,510
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	1,570	1,616,598
			111,159,294
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21	590	590,872
Jabil, Inc.,
Sr. Unsec’d. Notes
5.625%	12/15/20	5,400	5,592,656
			6,183,528
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	2,600	2,726,100
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	1,500	1,471,875
4.250%	10/31/26	674	678,213
5.500%	07/31/47	4,065	4,032,073
			8,908,261

A30

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment — 0.0%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.875%	11/15/26(a)		1,425	$ 1,293,188
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23		973	1,016,785
				2,309,973
Foods — 0.1%
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		1,230	1,281,439
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29		810	899,084
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		200	211,996
Kraft Heinz Foods Co.,
Gtd. Notes
3.500%	07/15/22		4,005	4,106,546
Gtd. Notes, 144A
4.625%	10/01/39		850	854,409
4.875%	10/01/49		2,320	2,342,618
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44		3,255	3,666,266
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
1.625%	10/28/19		3,155	3,153,685
				16,516,043
Gas — 0.0%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44		85	100,397
NiSource, Inc.,
Sr. Unsec’d. Notes
3.950%	03/30/48		5,540	5,861,327
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,200	1,341,313
				7,303,037
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46		455	586,968
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	4,460	4,863,413
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	600	725,928
2.250%	03/07/39	EUR	1,005	1,307,325
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	2,150	2,363,475
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
1.875%	10/01/49	EUR	1,430	$ 1,558,719
				11,405,828
Healthcare-Services — 0.2%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23		1,190	1,212,313
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,318	1,390,883
Baylor Scott & White Holdings,
Unsec’d. Notes
4.185%	11/15/45		925	1,089,977
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
8.125%	06/30/24(a)		174	138,330
Sr. Sec’d. Notes
6.250%	03/31/23		570	566,210
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		885	896,001
Hackensack Meridian Health, Inc.,
Sr. Unsec’d. Notes
4.500%	07/01/57		600	743,261
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		10,880	11,886,400
Sr. Sec’d. Notes
4.750%	05/01/23		1,000	1,071,138
Mayo Clinic,
Unsec’d. Notes
4.128%	11/15/52		1,630	1,964,190
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47		9,675	11,571,465
Quest Diagnostics, Inc.,
Gtd. Notes
5.750%	01/30/40		1,126	1,333,592
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
5.125%	11/01/27		2,010	2,077,034
Sr. Unsec’d. Notes
6.750%	06/15/23(a)		2,300	2,415,414
8.125%	04/01/22		1,375	1,487,131
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	06/01/26		1,015	1,060,675
				40,904,014
Home Builders — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		1,340	1,346,700
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27(a)		2,100	2,268,000

A31

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		1,620	$ 1,777,950
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22(a)		439	440,097
Gtd. Notes, 144A
6.625%	07/15/27		1,900	1,971,250
				7,803,997
Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	2,000	2,293,909
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.850%	04/01/23		7,518	7,739,029
Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.375%	01/15/55		1,125	1,202,192
6.250%	05/01/36(a)		3,700	4,842,954
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46		950	1,192,119
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		2,915	3,641,366
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	2,200	2,544,507
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		5,900	5,932,080
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40		1,625	2,316,407
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.625%	09/30/59		596	609,481
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		4,300	4,876,247
4.900%	09/15/44		1,375	1,709,369
				28,866,722
Lodging — 0.0%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/21		1,230	1,256,137
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26(a)		1,000	1,042,630
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25	1,500	$ 1,646,880
			3,945,647
Machinery-Diversified — 0.0%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21	525	533,430
Media — 0.4%
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24(a)	3,850	3,965,615
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20	3,750	3,857,812
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/24	2,000	2,045,000
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30	880	893,385
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47	2,575	2,805,636
6.384%	10/23/35	1,090	1,319,811
6.484%	10/23/45	4,485	5,457,468
Clear Channel Worldwide Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	08/15/27	1,600	1,666,960
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	3,440	4,210,881
Comcast Corp.,
Gtd. Notes
4.200%	08/15/34	3,000	3,428,574
4.250%	10/15/30	2,025	2,303,423
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	14,630	14,982,612
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	2,300	2,300,460
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	2,905	3,013,937
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37	1,265	1,359,877
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23(a)	1,025	1,035,558
7.750%	07/01/26(a)	675	686,813
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23(a)	1,250	1,283,648

A32

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24(a)	2,830	$ 2,914,900
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23(a)	1,740	1,745,438
Viacom, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44	685	771,370
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	1,000	1,052,500
Gtd. Notes, 144A
5.375%	06/15/24	1,395	1,524,944
			64,626,622
Mining — 0.0%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	3,000	3,867,725
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%(ff)	10/19/75	2,025	2,097,900
			5,965,625
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21(a)	5,960	5,926,266
2.200%	07/18/20(a)	2,515	2,507,380
2.750%	01/06/23	1,600	1,612,272
3.250%	02/11/22	1,175	1,196,561
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	3,000	3,794,454
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	4,700	4,743,073
4.375%	02/11/20	5,200	5,230,699
			25,010,705
Oil & Gas — 0.6%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21(a)	4,000	3,860,000
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26	800	668,000
10.000%	04/01/22	525	524,843
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33	3,495	4,507,248
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37	5,370	5,848,481
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47		815	$ 931,913
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22		715	721,272
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		1,560	1,893,453
Encana Corp. (Canada),
Gtd. Notes
6.500%	08/15/34		1,000	1,218,794
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22		900	951,750
6.510%	03/07/22		1,100	1,195,612
Helmerich & Payne, Inc.,
Gtd. Notes
4.650%	03/15/25		4,395	4,749,960
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.800%	09/15/37		2,450	3,185,187
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		2,325	2,535,222
4.750%	04/19/27		900	973,710
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
7.250%	11/05/19		500	502,076
Nabors Industries, Inc.,
Gtd. Notes
5.000%	09/15/20		65	63,538
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21		8,825	9,167,675
6.000%	03/01/41		1,420	1,714,399
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36		3,000	1,481,640
6.950%	07/01/24		3,500	4,105,574
7.500%	05/01/31		2,450	3,208,736
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.750%	01/14/25(a)	EUR	310	395,345
6.625%	01/16/34	GBP	1,280	1,864,195
6.900%	03/19/49		3,240	3,716,280
7.375%	01/17/27		3,865	4,668,186
Gtd. Notes, 144A
5.093%	01/15/30(a)		1,559	1,626,271
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26		975	941,840
4.750%	02/26/29	EUR	3,500	3,939,951
5.500%	01/21/21		1,750	1,802,290
6.350%	02/12/48		1,902	1,747,767
6.500%	03/13/27(a)		5,610	5,828,790

A33

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Gtd. Notes, 144A
6.490%	01/23/27(a)		1,615	$ 1,684,607
7.690%	01/23/50		8,267	8,618,348
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	1,600	1,626,048
4.875%	02/21/28	EUR	3,330	3,783,789
Gtd. Notes, MTN
6.750%	09/21/47(a)		4,483	4,302,783
6.875%	08/04/26		810	870,750
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22		150	140,625
5.000%	03/15/23(a)		2,575	2,253,125
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38		1,403	1,931,972
6.800%	05/15/38		1,330	1,864,900
6.850%	06/01/39		405	583,886
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21(a)		475	414,822
				108,615,653
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28		6,297	6,665,100
4.000%	12/21/25		413	440,884
				7,105,984
Packaging & Containers — 0.0%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%
7.125%	09/15/23		990	1,019,700
Ball Corp.,
Gtd. Notes
4.375%	12/15/23	EUR	550	696,887
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22		1,750	1,851,388
				3,567,975
Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.900%	11/06/22		1,825	1,859,987
3.600%	05/14/25		1,505	1,565,329
4.500%	05/14/35		2,530	2,711,215
4.700%	05/14/45		4,190	4,482,315
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22		2,533	2,595,770
4.550%	03/15/35		1,830	1,942,652
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21		2,122	2,181,072
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
7.000%	01/15/28	840	$ 904,764
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.125%	06/15/39	1,375	1,558,180
4.250%	10/26/49	7,715	8,958,080
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	7,270	7,943,755
CVS Health Corp.,
Sr. Unsec’d. Notes
2.800%	07/20/20	5,000	5,022,296
3.875%	07/20/25	5,696	6,026,719
4.780%	03/25/38	1,635	1,790,625
5.050%	03/25/48	3,655	4,148,165
5.125%	07/20/45	1,750	1,983,557
5.300%	12/05/43	430	500,723
EMD Finance LLC (Germany),
Gtd. Notes, 144A
2.950%	03/19/22	7,500	7,589,226
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27	5,925	6,120,956
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	7,000	7,410,234
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21	13,690	13,753,423
			91,049,043
Pipelines — 0.2%
Energy Transfer Operating LP,
Gtd. Notes
4.950%	06/15/28	3,815	4,192,732
5.875%	01/15/24	1,300	1,445,156
7.500%	10/15/20	400	420,358
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.400%	04/01/24	600	577,830
5.600%	04/01/44	350	286,125
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39	1,000	1,298,608
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	1,644	1,747,181
Kinder Morgan, Inc.,
Gtd. Notes
5.550%	06/01/45(a)	685	807,418
Gtd. Notes, 144A
5.625%	11/15/23	7,350	8,156,646
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47	290	322,088

A34

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22		1,035	$ 1,072,886
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22		2,874	2,944,015
6.850%	10/15/37		3,550	4,537,960
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47		1,700	1,843,064
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25		1,250	1,305,916
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		395	342,614
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25		1,920	2,029,701
4.900%	01/15/45		700	739,748
5.100%	09/15/45		4,200	4,623,969
5.400%	03/04/44		3,260	3,652,876
				42,346,891
Real Estate Investment Trusts (REITs) — 0.2%
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21		2,000	2,027,424
Digital Realty Trust LP,
Gtd. Notes
3.950%	07/01/22		1,000	1,043,963
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		410	450,943
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		4,150	4,399,000
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25	EUR	4,225	5,082,950
5.250%	08/01/26		835	874,871
5.500%	05/01/24		341	349,951
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	10/15/22		4,487	4,630,356
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.375%	06/01/23		1,265	1,288,908
SBA Tower Trust,
Asset-Backed, 144A
2.877%	07/15/46		1,505	1,510,084
Ventas Realty LP,
Gtd. Notes
3.125%	06/15/23		1,640	1,684,909
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.250%	10/05/20		5,425	$ 5,480,172
				28,823,531
Retail — 0.1%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.003%(c)	04/17/20		4,035	4,035,725
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24		1,160	1,180,300
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23(a)		1,200	1,263,000
6.750%	07/01/36		1,070	907,735
6.875%	11/01/35		1,710	1,481,288
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)		4,435	4,512,612
				13,380,660
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22		4,700	4,745,472
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21		3,365	3,397,279
3.125%	10/15/22		2,585	2,617,441
				10,760,192
Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/21		3,000	3,004,155
IQVIA, Inc.,
Gtd. Notes, 144A
2.250%	01/15/28	EUR	3,400	3,770,163
Microsoft Corp.,
Sr. Unsec’d. Notes
3.950%	08/08/56		1,155	1,367,983
4.100%	02/06/37		8,345	9,897,073
4.500%	02/06/57		1,020	1,324,957
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34		390	451,932
				19,816,263
Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.600%	07/15/25		3,870	4,073,848
3.800%	02/15/27		15	15,875
3.875%	01/15/26		1,550	1,643,465
4.050%	12/15/23		7,530	8,043,367
4.300%	02/15/30(a)		925	1,017,757

A35

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
4.500%	05/15/35	2,715	$ 2,978,874
4.850%	03/01/39	12,215	13,849,803
4.900%	08/15/37	418	474,082
5.250%	03/01/37(a)	3,230	3,801,434
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27(a)	480	396,000
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	2,000	1,977,500
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21	2,800	3,026,128
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22	2,175	2,310,938
7.000%	08/15/20	625	645,131
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23(a)	2,335	2,564,904
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	933	935,997
T-Mobile USA, Inc.,
Gtd. Notes
5.125%	04/15/25(a)	1,250	1,293,750
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.016%	12/03/29(a)	550	611,233
4.500%	08/10/33(a)	4,585	5,323,830
4.522%	09/15/48	1,625	1,921,358
5.012%	04/15/49	3,000	3,771,975
			60,677,249
Transportation — 0.0%
Kansas City Southern de Mexico SA de CV,
Gtd. Notes
3.000%	05/15/23	1,785	1,827,543
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	400	441,500
			2,269,043
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.300%	04/01/21	5,490	5,563,936

Total Corporate Bonds (cost $1,340,803,565)			1,413,988,526
Municipal Bonds — 0.3%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable BP Settlement, Revenue Bonds, Series B
4.263%	09/15/32	555	631,268
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,330	$ 2,077,726
Taxable, Revenue Bonds, Refunding
2.574%	04/01/31	5,935	6,005,864
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
6.582%	05/15/39	4,685	6,351,970
Los Angeles Department of Water,
Revenue Bonds, BABs, Series C
6.008%	07/01/39	1,850	2,466,531
University of California,
Taxable, Revenue Bonds, Series AP
3.931%	05/15/45	340	381,154
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	850	1,095,505
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	360	410,465
			18,789,215
Colorado — 0.0%
Regional Transportation District,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	955	1,460,281
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	550	775,956
Illinois — 0.1%
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	11,855	12,764,160
New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs
5.838%	03/15/40	2,000	2,618,240
North Carolina — 0.1%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, 3 Month LIBOR + 0.800%
3.076%(c)	07/25/36	9,900	9,801,396
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	265	474,220
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	1,035	1,442,262
Revenue Bonds, BABs, Series B
5.511%	12/01/45	1,815	2,495,571
			3,937,833

A36

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	1,925	$ 2,408,040

Total Municipal Bonds (cost $50,461,149)			53,660,609
Residential Mortgage-Backed Securities — 1.2%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%
2.208%(c)	03/27/36	1,892	1,848,874
Banc of America Funding Trust,
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30	606	605,950
Series 2015-R09, Class 1A1, 144A
3.203%(cc)	12/26/46	6,414	6,394,671
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
3.718%(c)	10/25/27	1,369	1,373,022
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
3.618%(c)	04/25/28	4,487	4,491,848
Series 2019-02A, Class M1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.018%(c)	04/25/29	6,920	6,921,347
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
3.468%(c)	04/25/29	2,090	2,089,998
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.730%(c)	11/01/23	6,800	6,799,998
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.444%(c)	04/25/24	7,000	7,033,977
Series 2019-02, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.730%(c)	04/25/23	4,959	4,959,204
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.100%(c)	12/25/57	2,641	2,653,107
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.100%(c)	01/25/57	4,651	4,742,535
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	7,341	7,368,465
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	10,331	10,336,312
Credit Suisse Mortgage Trust,
Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.512%(c)	08/25/37	2,268	2,267,855
Series 2019-06R, Class 1A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.416%(c)	10/25/46	4,791	4,779,235
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.268%(c)	04/25/29	1,200	$ 1,199,687
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
3.818%(c)	04/25/29	1,030	1,033,941
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
3.468%(c)	01/25/29	438	438,761
Fannie Mae REMICS,
Series 2012-134, Class IL, IO
3.500%	12/25/32	719	88,032
Freddie Mac REMICS,
Series 4777, Class CB
3.500%	10/15/45	32,990	34,178,477
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN04, Class M3, 1 Month LIBOR + 4.550% (Cap N/A, Floor 0.000%)
6.568%(c)	10/25/24	559	598,884
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
5.318%(c)	10/25/27	5,050	5,335,536
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.318%(c)	03/25/29	1,422	1,425,986
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)
4.268%(c)	11/25/28	946	950,369
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
3.368%(c)	03/25/29	1,553	1,559,756
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
3.318%(c)	04/25/29	3,712	3,724,591
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
4.668%(c)	01/25/49	60	60,931
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59	18,458	18,339,273
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.158%(c)	10/26/36	2,534	2,496,259
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.158%(c)	10/26/36	1,600	1,495,602
HarborView Mortgage Loan Trust,
Series 2005-01, Class 2A1A, 1 Month LIBOR + 0.540% (Cap 10.500%, Floor 0.270%)
2.597%(c)	03/19/35	2,054	2,040,472
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
3.668%(c)	05/25/29	310	310,362

A37

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Impac Secured Assets Trust,
Series 2006-01, Class 2A2, 1 Month LIBOR + 0.410% (Cap 11.500%, Floor 0.410%)
2.428%(c)	05/25/36		291	$ 296,371
Series 2006-02, Class 2M1, 1 Month LIBOR + 0.500% (Cap 11.500%, Floor 0.500%)
2.518%(c)	08/25/36		790	788,850
LSTAR Securities Investment Trust,
Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.532%(c)	04/01/23		4,742	4,741,030
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.589%(c)	04/01/24		1,959	1,962,091
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57		1,637	1,707,902
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57		6,428	6,667,528
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.418%(c)	07/25/29		450	450,731
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
2.668%(c)	06/25/57		6,019	5,993,697
Park Avenue Funding Trust,
Series 2019-03, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.554%(c)	01/27/21		3,979	3,978,779
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
3.418%(c)	03/25/28		3,765	3,770,219
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
4.718%(c)	03/25/28		2,810	2,824,171
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.218%(c)	06/25/29		219	219,254
Ripon Mortgages PLC (United Kingdom),
Series 01A, Class A1, 144A, 3 Month GBP LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.561%(c)	08/20/56	GBP	8,537	10,480,577
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	09/25/48		691	691,435
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2017-A11A, Class A1, 144A, 3 Month GBP LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.611%(c)	05/20/45	GBP	9,629	11,838,037
Series 2018-A12A, Class A, 144A, 3 Month GBP LIBOR + 0.800%
1.561%(c)	02/20/45	GBP	5,106	6,256,465
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.420% (Cap 10.500%, Floor 0.420%)
2.438%(c)	06/25/44		1,604	$ 1,594,319

Total Residential Mortgage-Backed Securities (cost $212,020,836)				214,204,773
Sovereign Bonds — 1.2%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
4.625%	01/11/23		7,170	2,986,377
6.875%	04/22/21		2,995	1,467,580
7.820%	12/31/33	EUR	3,539	1,839,275
7.820%	12/31/33	EUR	381	194,190
8.280%	12/31/33		1,591	779,743
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		4,424	4,694,484
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.375%	09/18/37		800	1,139,008
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28		2,165	2,362,578
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
6.588%	02/21/28		1,775	1,790,531
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/11/25	EUR	3,020	3,409,293
4.750%	04/16/26	EUR	4,580	5,110,600
6.375%	04/11/31	EUR	3,510	3,973,528
Finland Government International Bond (Finland),
Sr. Unsec’d. Notes
6.950%	02/15/26		2,000	2,542,879
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		800	820,843
Gov’t. Gtd. Notes, EMTN
2.375%	06/04/25		2,000	2,052,108
Hellenic Republic Government Bond (Greece),
Bonds
3.000%(cc)	02/24/23	EUR	1,000	1,193,413
3.000%(cc)	02/24/24	EUR	1,000	1,216,168
3.000%(cc)	02/24/26	EUR	800	1,007,608
3.000%(cc)	02/24/31	EUR	2,960	3,928,316
3.000%(cc)	02/24/32	EUR	2,410	3,229,880
3.000%(cc)	02/24/35	EUR	1,795	2,439,679
3.500%	01/30/23	EUR	9,835	11,788,494
3.900%	01/30/33	EUR	355	483,182
4.200%	01/30/42	EUR	845	1,233,275
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,135	1,713,399
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24		510	575,770

A38

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
5.750%	11/22/23		1,300	$ 1,473,410
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	1,280	1,462,543
3.375%	07/30/25	EUR	1,680	2,114,792
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45		1,760	2,098,446
Sr. Unsec’d. Notes, EMTN
2.150%	07/18/24	EUR	2,000	2,343,393
3.750%	06/14/28	EUR	9,620	12,971,053
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		2,200	2,178,380
2.125%	10/25/23		3,200	3,217,484
2.375%	02/13/25		3,000	3,040,966
2.625%	04/20/22		1,400	1,423,187
Sr. Unsec’d. Notes, EMTN
2.625%	04/20/22		1,600	1,626,499
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN
5.125%	10/15/24		35,585	40,499,007
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24		450	465,717
Province of Quebec (Canada),
Unsec’d. Notes, MTN
7.140%(cc)	02/27/26		3,230	4,090,507
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.950%	06/09/21		2,640	1,056,000
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.817%	03/14/49		300	371,117
5.103%	04/23/48		3,295	4,209,362
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23		12,335	14,304,899
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	4,085	6,518,705
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		1,610	1,944,320
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	04/19/27	EUR	1,500	1,789,425
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	2,000	2,615,880
4.125%	03/11/39	EUR	2,416	3,209,621
4.625%	04/03/49	EUR	500	706,560
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.000%	07/09/39	EUR	2,600	3,081,749
Sr. Unsec’d. Notes, 144A, MTN
4.000%	04/17/25		2,885	3,090,124
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
4.750%	03/13/28	EUR	2,050	2,319,215
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
7.250%	09/28/21	2,000	$ 2,185,000
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
5.250%	02/18/24	3,653	4,137,023
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.000%	05/17/21	6,200	6,182,453
2.500%	06/08/22	1,600	1,618,879
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21	2,000	2,050,000
7.000%	06/05/20	2,000	2,047,084
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/20	605	618,412
7.750%	09/01/21	4,800	4,993,027
8.994%	02/01/24	675	740,140
Sr. Unsec’d. Notes, 144A
7.750%	09/01/20	1,500	1,533,252
7.750%	09/01/22	1,785	1,874,250
8.994%	02/01/24	1,600	1,754,406

Total Sovereign Bonds (cost $214,770,173)			217,928,488
U.S. Government Agency Obligations — 1.9%
Fannie Mae Strips Principal, MTN
2.311%(s)	10/08/27	2,305	1,959,418
Federal Home Loan Mortgage Corp.
2.500%	03/01/30	705	715,252
3.000%	06/01/29	948	977,382
3.000%	07/01/33	4,178	4,308,422
3.000%	01/01/43	1,402	1,446,861
3.000%	03/01/43	5,541	5,712,990
3.500%	01/01/27	343	357,446
4.000%	11/01/37	2,064	2,163,073
4.000%	09/01/40	3,038	3,246,866
4.000%	12/01/40	1,219	1,302,764
4.000%	01/01/46	2,874	3,043,247
6.250%	07/15/32(k)	3,810	5,624,196
6.750%	03/15/31(k)	4,800	7,146,758
Federal Home Loan Mortgage Corp., MTN
2.543%(s)	12/14/29	2,100	1,687,494
Federal National Mortgage Assoc.
2.500%	04/01/28	319	323,225
2.500%	06/01/28	654	660,653
3.000%	02/01/31	3,131	3,213,392
3.000%	04/01/43	3,173	3,270,221
3.000%	05/01/43	946	975,009
3.000%	06/01/43	2,936	3,025,065
3.000%	07/01/43	855	881,534
3.000%	08/01/43	1,424	1,467,079
3.000%	08/01/43	2,327	2,396,462
3.000%	08/01/43	3,360	3,461,231
3.500%	04/01/32	3,759	3,899,366
3.500%	05/01/42	455	478,104
3.500%	05/01/42	8,578	9,010,453

A39

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	07/01/42	22,057	$ 23,169,171
3.500%	06/01/43	4,150	4,355,130
3.500%	12/01/45	755	786,443
3.500%	12/01/46	3,167	3,284,664
3.500%	12/01/46	6,910	7,166,951
3.500%	02/01/47	3,651	3,782,612
4.000%	09/01/40	1,785	1,906,600
4.000%	01/01/44	4,613	4,898,491
4.000%	07/01/44	2,227	2,355,535
4.000%	10/01/47	14,075	15,027,292
4.000%	11/01/47	3,233	3,449,146
4.000%	12/01/47	5,721	6,015,530
4.000%	01/01/48	10,050	10,634,822
4.000%	02/01/48	11,934	12,585,690
4.000%	10/01/48	909	946,581
4.000%	11/01/48	11,039	11,662,365
4.500%	12/01/43	13,544	14,630,015
4.500%	08/01/44	408	440,806
4.500%	02/01/47	6,364	6,732,414
5.000%	03/01/44	610	651,980
6.250%	05/15/29(k)	8,515	11,772,523
6.625%	11/15/30(k)	1,340	1,962,383
7.125%	01/15/30(k)	1,305	1,938,517
Government National Mortgage Assoc.
3.000%	TBA	67,500	69,208,593
3.500%	05/20/43	2,023	2,147,940
3.500%	04/20/45	8,347	8,730,563
4.500%	10/20/43	2,147	2,302,304
4.500%	11/20/46	7,453	7,989,999
4.500%	08/20/48	29,023	30,434,361
Tennessee Valley Authority Generic Strip, Bonds
2.705%(s)	09/15/30	2,480	1,906,334
2.897%(s)	03/15/33	461	330,186

Total U.S. Government Agency Obligations (cost $338,327,017)			345,959,904
U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes
1.500%	08/15/22(k)	1,000	997,695
1.500%	09/15/22	1,600	1,597,000
1.500%	09/30/24	1,190	1,187,025
1.625%	09/30/26	5,290	5,291,240
1.625%	08/15/29(h)(k)	4,805	4,782,852
U.S. Treasury Strips Coupon
1.872%(s)	05/15/31(k)	1,600	1,291,094
1.889%(s)	08/15/29(k)	1,600	1,342,607
2.089%(s)	11/15/35(k)	3,200	2,315,706
2.132%(s)	11/15/28(k)	3,180	2,712,425
2.161%(s)	05/15/29(k)	7,710	6,505,085
2.200%(s)	05/15/23	4,500	4,245,095
2.251%(s)	08/15/40(k)	3,200	2,056,907
2.673%(s)	08/15/23	17,000	15,978,224
2.713%(s)	05/15/24	6,200	5,757,071

Total U.S. Treasury Obligations (cost $54,637,920)			56,060,026

Total Long-Term Investments (cost $14,905,837,442)			15,678,637,828

	Shares	Value
Short-Term Investments — 16.9%
Affiliated Mutual Funds — 16.6%
PGIM Core Ultra Short Bond Fund(w)	2,160,594,254	$ 2,160,594,254
PGIM Institutional Money Market Fund (cost $813,053,031; includes $811,210,222 of cash collateral for securities on loan)(b)(w)	812,931,195	813,012,488

Total Affiliated Mutual Funds (cost $2,973,647,285)		2,973,606,742

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) — 0.2%
U.S. Treasury Bills
1.910%	12/19/19	41,600	41,442,504
1.914%	12/19/19	225	224,148
1.914%	12/19/19	3,900	3,885,235

Total U.S. Treasury Obligations (cost $45,534,194)	45,551,887
Options Purchased*~ — 0.1%
(cost $10,530,889)	11,201,962

Total Short-Term Investments (cost $3,029,712,368)	3,030,360,591

TOTAL INVESTMENTS—104.4% (cost $17,935,549,810)	18,708,998,419

Liabilities in excess of other assets(z) — (4.4)%	(781,144,979)

Net Assets — 100.0%	$ 17,927,853,440

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL	Brazilian Real
CNH	Chinese Renminbi
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BABs	Build America Bonds
BROIS	Brazil Overnight Index Swap
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average

A40

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
STACR	Structured Agency Credit Risk
Strips	Separate Trading of Registered Interest and Principal of Securities
SWX	SIX Swiss Exchange
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,118,864 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $796,435,228; cash collateral of $811,210,222 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of September 30, 2019.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	07/18/23	$2,850.00		165		165	$ 7,629,678
S&P 500 Index (FLEX)	Call	01/20/24	$2,900.00		55		55	2,533,952
Total Exchange Traded (cost $10,445,388)								$10,163,630

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	9,600	$ 8,383
2-Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	6,400	4,654
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	7,266	74,412
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	17,660	169,146
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	35,057	346,242
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	35,540	367,545
A41

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	7,064	$ 67,950
Total OTC Traded (cost $85,501)							$ 1,038,332
Total Options Purchased (cost $10,530,889)							$ 11,201,962
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
308	2 Year U.S. Treasury Notes	Dec. 2019	$ 66,374,000	$ (1,069,042)
15,329	5 Year U.S. Treasury Notes	Dec. 2019	1,826,426,437	(9,664,548)
2,881	10 Year U.S. Treasury Notes	Dec. 2019	375,430,312	(1,777,290)
77	10 Year U.S. Ultra Treasury Notes	Dec. 2019	10,965,281	(148,514)
1,875	20 Year U.S. Treasury Bonds	Dec. 2019	304,335,938	(3,450,046)
1,929	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	370,187,156	(4,875,923)
760	Mini MSCI EAFE Index	Dec. 2019	72,139,200	(335,604)
5,775	S&P 500 E-Mini Index	Dec. 2019	860,041,875	(8,734,568)
				(30,055,535)
Short Positions:
3,499	2 Year U.S. Treasury Notes	Dec. 2019	754,034,500	1,846,282
21	5 Year Euro-Bobl	Dec. 2019	3,104,886	(3,680)
315	10 Year Euro-Bund	Dec. 2019	59,825,993	387,419
24	10 Year U.K. Gilt	Dec. 2019	3,961,315	(52,685)
				2,177,336
				$(27,878,199)
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/19	Morgan Stanley & Co. International PLC	GBP	32,342	$ 40,178,775	$ 39,769,417	$—	$ (409,358)
Expiring 10/18/19	Bank of America, N.A.	GBP	6,200	7,723,576	7,629,106	—	(94,470)
Euro,
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	EUR	114,593	126,007,710	124,919,723	—	(1,087,987)
				$173,910,061	$172,318,246	—	(1,591,815)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/19	Morgan Stanley & Co. International PLC	GBP	32,342	$ 39,615,216	$ 39,769,417	$ —	$ (154,201)
Expiring 10/18/19	Bank of America, N.A.	GBP	1,684	2,104,868	2,072,242	32,626	—
Expiring 10/18/19	Barclays Bank PLC	GBP	519	651,114	638,711	12,403	—
A42

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/18/19	Citibank, N.A.	GBP	1,296	$ 1,617,096	$ 1,595,156	$ 21,940	$ —
Expiring 11/04/19	Morgan Stanley & Co. International PLC	GBP	32,342	40,227,450	39,824,884	402,566	—
Euro,
Expiring 10/02/19	Bank of America, N.A.	EUR	1,487	1,650,270	1,621,186	29,084	—
Expiring 10/02/19	Citibank, N.A.	EUR	113,106	126,109,824	123,298,537	2,811,287	—
Expiring 11/04/19	JPMorgan Chase Bank, N.A.	EUR	114,593	126,310,923	125,244,082	1,066,841	—
Expiring 11/04/19	Morgan Stanley & Co. International PLC	EUR	495	542,318	541,010	1,308	—
				$338,829,079	$334,605,225	4,378,055	(154,201)
						$4,378,055	$(1,746,016)
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*:
Federation of Russia (D01)	12/20/23	1.000%(Q)	18,000	0.689%	$ 233,962	$ (17,500)	$ 251,462	Barclays Bank PLC
Government of Malaysia (D01)	12/20/23	1.000%(Q)	6,000	0.494%	126,107	(5,833)	131,940	Barclays Bank PLC
People’s Republic of China (D01)	12/20/23	1.000%(Q)	20,000	0.444%	461,560	(19,444)	481,004	Barclays Bank PLC
Republic of Argentina (D01)	12/20/23	1.000%(Q)	6,000	*	(4,225,835)	(5,833)	(4,220,002)	Barclays Bank PLC
Republic of Brazil (D01)	12/20/23	1.000%(Q)	30,000	1.092%	(101,739)	(29,167)	(72,572)	Barclays Bank PLC
Republic of Chile (D01)	12/20/23	1.000%(Q)	6,000	0.264%	183,437	(5,833)	189,270	Barclays Bank PLC
Republic of Colombia (D01)	12/20/23	1.000%(Q)	8,000	0.710%	97,032	(7,778)	104,810	Barclays Bank PLC
Republic of Indonesia (D01)	12/20/23	1.000%(Q)	8,000	0.877%	42,505	(7,778)	50,283	Barclays Bank PLC
Republic of Lebanon (D01)	12/20/23	1.000%(Q)	6,000	13.071%	(2,094,093)	(5,833)	(2,088,260)	Barclays Bank PLC
Republic of Panama (D01)	12/20/23	1.000%(Q)	6,000	0.410%	146,966	(5,833)	152,799	Barclays Bank PLC
Republic of Peru (D01)	12/20/23	1.000%(Q)	6,000	0.395%	150,876	(5,833)	156,709	Barclays Bank PLC
Republic of Philippines (D01)	12/20/23	1.000%(Q)	6,000	0.464%	133,538	(5,833)	139,371	Barclays Bank PLC
Republic of South Africa (D01)	12/20/23	1.000%(Q)	18,000	1.643%	(455,727)	(17,500)	(438,227)	Barclays Bank PLC
Republic of Turkey (D01)	12/20/23	1.000%(Q)	30,000	3.263%	(2,595,360)	(29,167)	(2,566,193)	Barclays Bank PLC
United Mexican States (D01)	12/20/23	1.000%(Q)	26,000	0.923%	89,322	(25,278)	114,600	Barclays Bank PLC
Emirate of Abu Dhabi (D02)	12/20/24	1.000%(Q)	1,000	0.531%	23,835	(278)	24,113	Morgan Stanley & Co. International PLC
Federation of Russia (D02)	12/20/24	1.000%(Q)	4,000	0.863%	28,632	(1,444)	30,076	Morgan Stanley & Co. International PLC
A43

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Credit default swap agreements outstanding at September 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*(cont’d.):
Government of Malaysia (D02)	12/20/24	1.000%(Q)	2,000	0.657%	$ 34,921	$ (556)	$ 35,477	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D02)	12/20/24	1.000%(Q)	1,000	0.759%	12,298	(278)	12,576	Morgan Stanley & Co. International PLC
People’s Republic of China (D02)	12/20/24	1.000%(Q)	4,500	0.606%	90,560	(1,625)	92,185	Morgan Stanley & Co. International PLC
Republic of Argentina (D02)	12/20/24	1.000%(Q)	2,500	*	(1,775,907)	(694)	(1,775,213)	Morgan Stanley & Co. International PLC
Republic of Brazil (D02)	12/20/24	1.000%(Q)	6,000	1.369%	(106,517)	(2,167)	(104,350)	Morgan Stanley & Co. International PLC
Republic of Chile (D02)	12/20/24	1.000%(Q)	1,000	0.369%	32,055	(278)	32,333	Morgan Stanley & Co. International PLC
Republic of Colombia (D02)	12/20/24	1.000%(Q)	2,500	0.937%	8,577	(694)	9,271	Morgan Stanley & Co. International PLC
Republic of Indonesia (D02)	12/20/24	1.000%(Q)	4,000	1.133%	(24,835)	(1,444)	(23,391)	Morgan Stanley & Co. International PLC
Republic of Lebanon (D02)	12/20/24	1.000%(Q)	1,000	12.694%	(387,834)	(278)	(387,556)	Morgan Stanley & Co. International PLC
Republic of Panama (D02)	12/20/24	1.000%(Q)	1,000	0.555%	22,611	(278)	22,889	Morgan Stanley & Co. International PLC
Republic of Peru (D02)	12/20/24	1.000%(Q)	1,000	0.545%	23,119	(278)	23,397	Morgan Stanley & Co. International PLC
Republic of Philippines (D02)	12/20/24	1.000%(Q)	1,000	0.609%	19,882	(278)	20,160	Morgan Stanley & Co. International PLC
Republic of South Africa (D02)	12/20/24	1.000%(Q)	4,500	1.920%	(198,292)	(1,625)	(196,667)	Morgan Stanley & Co. International PLC
Republic of Turkey (D02)	12/20/24	1.000%(Q)	6,000	3.525%	(693,696)	(2,167)	(691,529)	Morgan Stanley & Co. International PLC
State of Qatar (D02)	12/20/24	1.000%(Q)	1,000	0.540%	23,338	(278)	23,616	Morgan Stanley & Co. International PLC
United Mexican States (D02)	12/20/24	1.000%(Q)	6,000	1.162%	(45,747)	(2,167)	(43,580)	Morgan Stanley & Co. International PLC
					$(10,720,449)	$(211,250)	$(10,509,199)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)*:
CDX.EM.30.V1 (D01)	12/20/23	1.000%(Q)	200,000	$ 7,702,991	$ (45,556)	$ 7,748,547	Barclays Bank PLC
CDX.EM.32.V1 (D02)	12/20/24	1.000%(Q)	50,000	2,614,990	(56,111)	2,671,101	Morgan Stanley & Co. International PLC
				$10,317,981	$(101,667)	$10,419,648
*	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 – D02).

A44

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Credit default swap agreements outstanding at September 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Argentina	06/20/21	5.000%(Q)	2,910	$1,663,758	$1,253,321	$410,437	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/21	5.000%(Q)	1,270	726,107	559,682	166,425	Barclays Bank PLC
United Mexican States	06/20/23	1.000%(Q)	2,550	(15,838)	15,939	(31,777)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	2,520	(15,652)	40,011	(55,663)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	845	(5,248)	14,919	(20,167)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	840	(5,217)	13,711	(18,928)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	840	(5,217)	4,962	(10,179)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	435	(2,702)	2,729	(5,431)	Citibank, N.A.
				$2,339,991	$1,905,274	$434,717

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Hellenic Republic	06/20/23	1.000%(Q)	1,590	1.647%	$ (36,000)	$ (155,618)	$ 119,618	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	3,800	1.971%	(161,122)	(822,278)	661,156	Barclays Bank PLC
Hellenic Republic	12/20/24	1.000%(Q)	2,500	2.109%	(132,401)	(575,347)	442,946	Citibank, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	1,660	2.341%	(123,485)	(300,672)	177,187	Bank of America, N.A.
Hellenic Republic	06/20/26	1.000%(Q)	4,000	2.429%	(338,122)	(645,863)	307,741	Citibank, N.A.
Husky Energy Inc.	06/20/20	1.000%(Q)	2,380	0.206%	14,425	(98,009)	112,434	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	1,395	0.692%	19,949	6,528	13,421	Morgan Stanley & Co. International PLC
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,125	2.433%	(105,826)	(117,594)	11,768	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,100	2.433%	(104,581)	(139,592)	35,011	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	705	2.433%	(35,109)	(48,023)	12,914	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	700	2.433%	(34,860)	(46,819)	11,959	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	700	2.433%	(34,860)	(38,919)	4,059	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	355	2.433%	(17,679)	(19,625)	1,946	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)	2,910	*	(1,742,546)	(1,398,821)	(343,725)	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/24	5.000%(Q)	1,270	*	(760,493)	(623,182)	(137,311)	Barclays Bank PLC
Republic of Brazil	12/20/19	1.000%(Q)	38,775	0.391%	64,668	80,901	(16,233)	HSBC Bank USA, N.A.
Republic of Korea	12/20/19	1.000%(Q)	2,990	0.118%	6,813	7,339	(526)	Citibank, N.A.
					$(3,521,229)	$(4,935,594)	$1,414,365

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.33.V1	12/20/24	5.000%(Q)	38,500	$(2,547,631)	$(2,624,313)	$ (76,682)
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	151,015	620,658	985,830	365,172
				$(1,926,973)	$(1,638,483)	$288,490
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
A45

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	14,797	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	$ —	$ 38,487	$ 38,487
BRL	13,051	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	28,398	28,398
BRL	11,949	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	35,899	35,899
CNH	33,240	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(464)	2,782	3,246
CNH	96,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	7,566	7,566
CNH	35,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(33)	9,307	9,340
EUR	20,000	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(8,751)	(57,808)	(49,057)
EUR	8,170	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(6,954)	(42,915)	(35,961)
EUR	13,150	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(8,354)	(140,363)	(132,009)
EUR	5,605	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(31,505)	(119,753)	(88,248)
EUR	17,915	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(189,273)	(621,584)	(432,311)
EUR	570	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(3,351)	(24,655)	(21,304)
EUR	10,215	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(168,477)	(606,018)	(437,541)
EUR	1,600	05/11/35	0.950%(A)	1 Day EONIA(1)(A)	(61,812)	(296,998)	(235,186)
EUR	3,750	05/11/37	0.950%(A)	1 Day EONIA(1)(A)	(107,016)	(738,875)	(631,859)
EUR	1,145	05/11/39	1.100%(A)	1 Day EONIA(2)(A)	243,937	277,738	33,801
EUR	1,275	05/11/42	1.100%(A)	1 Day EONIA(1)(A)	(32,187)	(342,432)	(310,245)
JPY	10,706,370	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(148,161)	(148,161)
JPY	4,250,840	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(57,973)	(57,973)
	91,895	03/12/20	2.405%(A)	1 Day USOIS(2)(A)	—	331,663	331,663
	136,660	04/25/20	2.328%(A)	1 Day USOIS(2)(A)	(2,214)	559,711	561,925
	49,745	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(17,203)	547,885	565,088
	191,103	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	517,196	517,196
	54,715	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	—	50,211	50,211
	9,145	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(248,660)	(248,660)
	47,150	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	115,343	(1,191,146)	(1,306,489)
	85,009	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(108,121)	(2,280,742)	(2,172,621)
	68,695	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(181,091)	(1,891,081)	(1,709,990)
	72,675	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(125,964)	(2,053,112)	(1,927,148)
A46

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
38,730	02/29/24	1.520%(S)	3 Month LIBOR(2)(Q)	$ —	$ 83,130	$ 83,130
9,975	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	(232,054)	(232,054)
25,130	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(777,555)	(777,555)
209,015	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	1,112,560	(6,484,073)	(7,596,633)
74,030	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	286,984	(2,316,535)	(2,603,519)
67,570	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	213,788	(3,157,619)	(3,371,407)
16,400	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	10,511	(1,048,207)	(1,058,718)
2,160	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(171,561)	(171,561)
22,370	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(15,347)	(2,002,289)	(1,986,942)
36,412	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	2,033	(3,316,198)	(3,318,231)
365	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	13,846	(15,254)	(29,100)
8,345	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(366,476)	(366,476)
52,258	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(146,701)	(3,250,961)	(3,104,260)
6,237	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	—	(339,970)	(339,970)
14,060	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	296	(901,588)	(901,884)
30,683	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(124,679)	(710,307)	(585,628)
50,191	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	646,345	(1,807,879)	(2,454,224)
16,000	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	21,185	(669,325)	(690,510)
9,925	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(465,752)	(465,752)
22,445	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(14,896)	(1,231,377)	(1,216,481)
13,780	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	(861,262)	(861,262)
9,225	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(353,626)	(353,626)
2,355	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	(1,162)	(144,953)	(143,791)
7,088	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(36,975)	(770,265)	(733,290)
3,196	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(6,683)	(346,276)	(339,593)
4,585	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	—	117,766	117,766
1,160	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(230,669)	(230,669)
2,935	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	65,751	65,751
1,765	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	(350,441)	(350,441)
1,635	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(357,203)	(357,203)
				$1,267,615	$(40,868,461)	$(42,136,076)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2019:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Total Return Swap Agreement:
IOS.FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	1,321	$(166)	$(2,886)	$2,720
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A47